DoubleLine Shiller Enhanced CAPE ®

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount $/ Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 5.8%
2,954,057	AASET Ltd., Series 2018-1A-A	3.84%	^	01/16/2038	2,800,688
10,041,279	AASET Ltd., Series 2019-2-A	3.38%	^	10/16/2039	9,471,486
12,500,000	Affirm Asset Securitization Trust, Series 2020-A-A	2.10%	^	02/18/2025	12,577,511
23,038,021	Affirm Asset Securitization Trust, Series 2020-Z2-A	1.90%	^	01/15/2025	23,195,786
2,781,845	Avant Loans Funding Trust, Series 2019-B-A	2.72%	^	10/15/2026	2,792,327
11,867,344	CAL Funding IV Ltd., Series 2020-1A-A	2.22%	^	09/25/2045	12,055,624
4,099,394	Castlelake Aircraft Securitization Trust, Series 2019-1A-A	3.97%	^	04/15/2039	3,926,695
5,051,506	CLI Funding LLC, Series 2019-1A-A	3.71%	^	05/18/2044	5,166,093
2,250,000	College Ave Student Loans LLC, Series 2017-A-B	4.50%	^	11/26/2046	2,379,580
9,566,092	Credit Suisse ABS Trust, Series 2020-AT1-A	2.61%	^	10/15/2026	9,609,885
1,494,236	DRB Prime Student Loan Trust, Series 2017-A-B	3.10%	#^	05/27/2042	1,550,237
221,431	DT Auto Owner Trust, Series 2019-2A-A	2.85%	^	09/15/2022	221,648
1,805,720	Earnest Student Loan Program, Series 2017-A-A2	2.65%	^	01/25/2041	1,831,462
2,490,000	ExteNet Issuer LLC, Series 2019-1A-A2	3.20%	^	07/26/2049	2,587,623
1,307,063	Flagship Credit Auto Trust, Series 2016-4-C	2.71%	^	11/15/2022	1,309,823
1,404,749	Flagship Credit Auto Trust, Series 2017-1-C	3.22%	^	05/15/2023	1,407,826
1,843,254	Flagship Credit Auto Trust, Series 2017-4-B	2.66%	^	10/17/2022	1,846,757
5,164,823	Foundation Finance Trust, Series 2019-1A-A	3.86%	^	11/15/2034	5,346,727
7,219,412	GAIA Aviation Ltd., Series 2019-1-A	3.97%	^§	12/15/2044	6,740,288
4,869,470	Global SC Finance SRL, Series 2020-1A-A	2.17%	^	10/17/2040	4,930,183
2,106,020	GLS Auto Receivables Issuer Trust, Series 2019-2A-A	3.06%	^	04/17/2023	2,120,051
7,173,049	GLS Auto Receivables Issuer Trust, Series 2020-2A-A	1.58%	^	08/15/2024	7,239,163
4,858,434	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	5,089,686
1,709,823	HERO Funding Trust, Series 2016-1A-A	4.05%	^	09/20/2041	1,791,101
4,438,172	Horizon Aircraft Finance Ltd., Series 2018-1-A	4.46%	^	12/15/2038	4,296,070
20,281,211	Horizon Aircraft Finance Ltd., Series 2019-2-A	3.43%	^	11/15/2039	19,651,074
18,430,875	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	19,051,402
515,396	Laurel Road Prime Student Loan Trust, Series 2017-B-CFX	3.61%	^	08/25/2042	527,911
11,806,046	LendingClub Receivables Trust, Series 2020-3-A	3.50%	^	01/16/2046	12,022,793
9,771,196	LendingClub Receivables Trust, Series 2020-5A-A	3.50%	^	03/15/2046	9,839,481
10,238,507	Loanpal Solar Loan Ltd., Series 2020-3GS-A	2.47%	^	12/20/2047	10,331,710
6,759,000	Loanpal Solar Loan Ltd., Series 2021-1GS-A	2.29%	^	01/20/2048	6,815,472
5,127,761	Lunar Aircraft Ltd., Series 2020-1A-A	3.38%	^	02/15/2045	4,843,684
749,079	Marlette Funding Trust, Series 2018-4A-A	3.71%	^	12/15/2028	752,119
1,919,203	Marlette Funding Trust, Series 2019-3A-A	2.69%	^	09/17/2029	1,934,541
1,334,911	Mosaic Solar Loan Trust, Series 2017-1A-A	4.45%	^	06/20/2042	1,439,078
9,922,699	Mosaic Solar Loan Trust, Series 2020-2A-B	2.21%	^	08/20/2046	9,875,224
4,500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68%	^	02/18/2042	4,596,527
420,590	Navient Private Education Refinance Loan Trust, Series 2019-CA-A1	2.82%	^	02/15/2068	422,105
14,631,428	NP SPE II LLC, Series 2019-2A-A1	2.86%	^	11/19/2049	14,828,417
16,000,000	Oxford Finance Funding LLC, Series 2020-1A-A2	3.10%	^	02/15/2028	16,400,013
4,703,851	Pagaya AI Debt Selection Trust, Series 2019-2-A1	3.93%	^	09/15/2026	4,722,149
8,121,859	Pagaya AI Debt Selection Trust, Series 2019-3-A	3.82%	^	11/16/2026	8,247,756
13,609,000	Pagaya AI Debt Selection Trust, Series 2020-3-A	2.10%	^	05/17/2027	13,757,501
7,000,000	Santander Drive Auto Receivables Trust, Series 2020-4-D	1.48%		01/15/2027	7,076,958
20,291,783	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23%	^	03/15/2040	19,701,171
20,000,000	SBA Tower Trust	3.17%	^	04/11/2022	20,178,500
1,372,362	Sierra Timeshare Receivables Funding LLC, Series 2016-3A-A	2.43%	^	10/20/2033	1,384,865
5,258,315	SLM Private Credit Student Loan Trust, Series 2006-A-A5 (3 Month LIBOR USD + 0.29%)	0.51%		06/15/2039	5,058,530
288,674	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	289,204
65,561	SoFi Consumer Loan Program Trust, Series 2017-3-A	2.77%	^	05/25/2026	65,755
123,600	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	124,559
1,201,786	SoFi Consumer Loan Program Trust, Series 2019-1-A	3.24%	^	02/25/2028	1,210,367
7,278,081	SoFi Consumer Loan Program Trust, Series 2019-F-PT1	3.93%	#^	02/15/2045	7,494,521
2,186,983	SoFi Professional Loan Program, Series 2017-A-A2B	2.40%	^	03/26/2040	2,215,134
12,190,397	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	12,217,735
184,205	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	187,659
1,729,099	START Ireland, Series 2019-1-A	4.09%	^	03/15/2044	1,673,453
3,608,510	Start Ltd., Series 2018-1-A	4.09%	^	05/15/2043	3,524,699
7,840,000	Taco Bell Funding LLC, Series 2018-1A-A2I	4.32%	^	11/25/2048	7,991,133
6,280,688	TAL Advantage VII LLC, Series 2020-1A-A	2.05%	^	09/20/2045	6,355,258
3,200,000	Tesla Auto Lease Trust, Series 2019-A-D	3.37%	^	01/20/2023	3,319,622
12,622,649	Thunderbolt Aircraft Lease Ltd., Series 2018-A-A	4.15%	^§	09/15/2038	12,117,200
1,339,286	Thunderbolt Aircraft Lease Ltd., Series 2018-A-B	5.07%	^§	09/15/2038	1,114,105
4,670,000	Upgrade Receivables Trust, Series 2019-1A-C	5.15%	^	03/15/2025	4,706,955
10,924,934	Upstart Pass-Through Trust, Series, Series 2020-ST2-A	3.50%	^	03/20/2028	11,109,109
7,842,465	Upstart Pass-Through Trust, Series 2020-ST5-A	3.00%	^	12/20/2026	7,880,595
13,711,000	Upstart Pass-Through Trust, Series 2020-ST6-A	3.00%	^	01/20/2027	13,733,219
1,094,081	Upstart Securitization Trust, Series 2019-1-B	4.19%	^	04/20/2026	1,099,934
3,046,205	Upstart Securitization Trust, Series 2019-2-A	2.90%	^	09/20/2029	3,066,549
8,084,224	Upstart Securitization Trust, Series 2020-1-A	2.32%	^	04/22/2030	8,149,850
5,250,000	Upstart Securitization Trust, Series 2020-1-B	3.09%	^	04/22/2030	5,335,223
2,750,000	Upstart Securitization Trust, Series 2020-3-B	3.01%	^	11/20/2030	2,802,819
7,893,333	Vantage Data Centers Issuer LLC, Series 2019-1A-A2	3.19%	^	07/15/2044	8,279,890
16,843,660	Wave LLC, Series 2019-1-A	3.60%	^	09/15/2044	16,469,748
7,100,577	Willis Engine Structured Trust, Series 2020-A-A	3.23%	^	03/15/2045	6,262,858

Total Asset Backed Obligations (Cost $494,168,197)					494,540,454

Bank Loans - 3.6%
3,022,721	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		11/19/2026	2,985,889
1,507,176	Access CIG LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	3.98%		02/27/2025	1,494,930
988,786	Agiliti Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.94%		01/05/2026	981,370
1,139,217	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		04/22/2024	1,103,332
1,829,306	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		08/01/2025	1,815,587
1,664,182	AlixPartners, LLP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		04/04/2024	1,649,496
375,000	Alliance Laundry Systems LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		10/08/2027	375,502
1,794,132	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.39%		05/09/2025	1,767,785
1,351,350	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		07/10/2026	1,347,627
926,125	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		06/13/2024	909,534
315,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		06/16/2025	317,137
1,686,178	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		07/31/2024	1,667,908
343,275	Amentum Government Services Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		02/01/2027	343,275
350,000	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		01/29/2027	302,750
244,948	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		04/28/2023	222,029
320,943	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.16%		12/15/2023	290,163
335,000	American Residential Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		10/15/2027	335,419
	American Tire Distributors, Inc., Senior Secured First Lien Term Loan
773,061	(1 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	741,365
90,976	(3 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	87,246
1,667,081	Applied Systems, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		09/19/2024	1,668,881
1,725,000	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		03/11/2025	1,707,966
739,413	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		01/15/2027	732,137
1,530,000	Arches Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		12/06/2027	1,534,972
539,033	Arctic Glacier U.S.A., Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		03/20/2024	483,615
1,770,848	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		07/12/2024	1,765,978
857,850	Asplundh Tree Expert LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		09/07/2027	861,873
1,697,143	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		02/12/2027	1,674,995
530,000	Astoria Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/10/2027	527,681
895,000	Asurion LLC, Senior Secured First Lien Term Loan	3.40%	±	12/23/2026	887,169
532,066	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		11/03/2023	527,519
386,464	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	6.65%		08/04/2025	390,232
794,565	Athenahealth, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		02/11/2026	795,558
220,000	Austin BidCo, Inc., Senior Secured First Lien Term Loan	5.00%	±	12/09/2027	219,175
601,799	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	3.25%		11/21/2024	603,430
630,000	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		11/08/2027	631,972
665,690	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.39%		12/15/2027	667,075
535,880	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.41%		12/16/2024	539,752
789,979	Azalea TopCo, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.71%		07/24/2026	782,245
310,000	B&G Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		10/10/2026	310,276
1,164,608	Bass Pro Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%		09/25/2024	1,170,228
1,136,250	Bausch Health Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		11/27/2025	1,127,524
335,928	Bausch Health Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		06/02/2025	335,142
1,866,150	Bioscrip, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		08/06/2026	1,865,767
1,445,136	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		06/16/2025	1,410,590
1,737,114	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.74%		09/30/2024	1,734,943
1,198,883	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		10/02/2025	1,196,348
1,178,584	Brand Energy & Infrastructure Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	1,151,847
1,460,724	Brazos Delaware LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		05/21/2025	1,279,696
1,104,934	Bright Bidco B.V., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		06/28/2024	640,977
1,061,975	Buckeye Partners LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		11/02/2026	1,062,309
590,000	Cablevision Lightpath LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		11/30/2027	589,726
688,275	Caesars Resort, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		07/21/2025	690,533
158,000	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		08/12/2026	156,151
736,263	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.40%		04/06/2026	730,126
663,308	Cambium Learning Group, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	4.72%		12/18/2025	660,986
165,000	Camelot US Acquisition 1 Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		10/30/2026	165,257
1,664,766	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.15%		10/30/2026	1,659,739
437,800	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.50%, 1.00% Floor)	8.50%		06/30/2025	452,782
1,852,234	Castle US Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	4.00%		01/29/2027	1,822,709
983,799	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	3.25%		05/18/2026	986,258
1,156,490	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/07/2023	1,112,462
1,694,513	CenturyLink, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.40%		03/15/2027	1,679,262
930,000	Charter NEX US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	5.00%		12/01/2027	935,929
825,199	CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		06/07/2023	821,977
1,690,494	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		03/31/2025	1,672,541
730,740	Cincinnati Bell, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		10/02/2024	731,767
996,000	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.71%		08/21/2026	961,404
887,820	ClubCorporationHoldings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	3.00%		09/18/2024	833,010
665,000	CNT Holdings I Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		11/08/2027	666,716
445,000	CommerceHub, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/29/2027	445,556
1,372,947	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/20/2024	1,339,653
441,663	Connect US. Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		12/11/2026	444,226
688,275	Conservice Midco LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	4.50%		05/13/2027	689,996
274,313	Consolidated Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		10/04/2027	276,074
1,431,078	Cornerstone OnDemand, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.39%		04/22/2027	1,439,765
1,162,500	CP Atlas Buyer, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/23/2027	1,166,423
387,500	CP Atlas Buyer, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/23/2027	388,808
1,166,646	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.41%		07/17/2025	1,152,063
456,863	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.41%		01/15/2026	451,152
1,075,040	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 1.00% Floor)	7.25%		01/04/2022	1,063,107
1,793,874	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		11/29/2024	1,731,089
508,322	Cyanco Intermediate Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		03/17/2025	506,309
1,186,809	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		05/01/2024	1,114,568
853,550	DCert Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		10/16/2026	854,083
207,900	Dealer Tire LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		12/12/2025	207,033
1,542,562	Deerfield Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		04/09/2027	1,551,485
830,000	Delta Topco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		12/01/2027	831,212
1,663,422	DentalCorporationPerfect Smile ULC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		06/06/2025	1,638,995
1,532,938	Diamond (BC) B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.21%		09/06/2024	1,514,420
414,718	Diamond Sports Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		08/24/2026	369,099
274,709	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%		04/06/2026	262,500
510,959	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%		04/06/2026	488,250
400,451	Dynatrace LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.40%		08/22/2025	397,635
1,355,000	E.W. Scripps Company, Senior Secured First Lien Term Loan	3.75%	±	12/15/2027	1,358,598
	EAB Global, Inc., Senior Secured First Lien Term Loan
3,652	(3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		11/15/2024	3,632
1,416,915	(6 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		11/15/2024	1,409,392
835,859	EG America LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.25%		02/06/2025	828,445
845,000	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%		12/16/2027	846,589
1,599,343	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		10/10/2025	1,341,257
1,736,981	ESH Hospitality, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		09/18/2026	1,723,953
1,633,042	Excelitas Technologies Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/02/2024	1,624,191
675,000	Exgen Renewables IV LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		12/11/2027	676,012
1,531,811	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		03/31/2025	1,520,414
2,724,121	Financial & Risk US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		10/01/2025	2,723,562
784,153	Flex Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	3.23%		06/30/2025	776,312
	Flex Acquisition Company, Inc., Senior Secured First Lien Term Loan
57,507	(1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/29/2023	57,327
823,214	(3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/29/2023	820,642
1,323,422	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.75%		08/01/2024	1,189,883
700,000	Flexera Software LLC	4.50%	±	01/31/2028	700,875
1,386,510	Flexera Software LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		02/26/2025	1,387,994
493,066	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.00%, 1.50% Floor)	9.50%	Þ	06/30/2027	493,066
397,568	Forterra Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		10/25/2023	398,645
1,756,175	Froneri US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.40%		01/29/2027	1,742,126
679,436	Frontdoor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.69%		08/18/2025	677,738
435,000	Frontier Communications Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		10/08/2021	438,265
1,510,000	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	4.99%		10/30/2026	1,514,152
585,575	Gardner Denver, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		03/01/2027	578,621
430,759	Gates Global LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		04/01/2024	430,220
1,095,000	Gemini HDPE LLC, Senior Secured First Lien Term Loan	3.50%	±	12/28/2027	1,090,894
2,086,838	Genesys Telecommunications Laboratories, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/01/2027	2,094,340
1,585,180	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.44%		07/02/2025	1,581,225
1,176,074	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.69%		02/19/2026	1,161,743
957,308	GFL Environmental, Inc.	3.50%	±	05/30/2025	959,897
1,105,000	Global Medical Response, Inc., Senior Secured First Lien Term Loan	5.75%	±	10/02/2025	1,100,166
1,014,900	Go Daddy Operating Corporation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		08/10/2027	1,021,943
2,131,552	GOBP Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	2.90%		10/22/2025	2,135,549
	Golden Nugget, Inc., Senior Secured First Lien Term Loan
830,071	(1 Month LIBOR USD + 2.50%, 0.75% Floor)	3.25%		10/04/2023	804,098
979,298	(2 Month LIBOR USD + 2.50%, 0.75% Floor)	3.25%		10/04/2023	948,656
1,777,463	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		10/10/2025	1,769,020
764,701	GrafTech Finance, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		02/12/2025	765,978
950,271	Graham Packaging Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		08/04/2027	954,847
	Granite US Holdings Corporation, Senior Secured First Lien Term Loan
186,492	(3 Month LIBOR USD + 5.25%)	5.51%		09/30/2026	186,958
932,459	(6 Month LIBOR USD + 5.25%)	5.51%		09/30/2026	934,790
2,378,074	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		01/02/2026	2,366,183
951,336	GTT Communications, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	2.97%		06/02/2025	751,242
660,893	Gulf Finance, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		08/25/2023	504,403
1,230,000	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		10/19/2027	1,232,239
543,820	Harsco Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	3.25%		12/06/2024	542,235
1,073,927	Hayward Industries, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		08/05/2024	1,064,530
669,800	Hexion, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.73%		07/01/2026	667,288
1,423,792	H-Food Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.69%)	3.83%		05/23/2025	1,402,322
1,420,886	Hilton Worldwide Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		06/22/2026	1,407,274
844,177	Houston Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		07/21/2025	830,459
1,523,364	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		07/01/2024	1,529,076
451,053	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	7.75%		07/07/2025	455,937
454,725	IAA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.44%		06/29/2026	452,640
740,947	iHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		05/01/2026	730,451
1,012,463	Illuminate Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		06/30/2027	1,014,361
660,013	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		02/25/2027	655,838
	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan
119,601	(3 Month LIBOR USD + 5.50%, 1.00% Floor)	6.50%		07/13/2022	122,352
39,867	(6 Month LIBOR USD + 5.50%, 1.00% Floor)	6.50%		07/13/2022	40,784
1,060,545	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (Prime Rate + 4.75%, 1.00% Floor)	8.00%		11/27/2023	1,078,346
1,219,684	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		11/21/2024	1,219,251
1,778,240	IQVIA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		01/17/2025	1,771,794
850,000	IRB Holding Corporation, Senior Secured First Lien Term Loan	4.25%	±	12/15/2027	852,524
1,819,554	IRB Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		02/05/2025	1,807,663
1,802,112	IRI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		12/01/2025	1,786,344
2,591,688	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		01/02/2026	2,575,490
810,000	Ivanti Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		12/01/2027	809,494
2,375,904	Jaguar Holding Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		08/18/2022	2,377,841
2,598,713	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		05/01/2026	2,582,678
308,897	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/20/2023	298,987
548,855	KAR Auction Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.44%		09/21/2026	541,309
896,310	KBR, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		02/05/2027	897,431
1,282,050	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/11/2026	1,234,781
1,191,933	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.19%		07/02/2025	1,193,422
544,091	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/30/2022	543,751
855,000	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan	5.25%	±	12/17/2026	858,010
654,545	LBM Acquisition LLC, Senior Secured First Lien Term Loan	4.50%	±	12/09/2027	655,364
145,455	LBM Borrower LLC, Senior Secured First Lien Term Loan	3.89%	±	12/18/2027	145,636
89,976	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.00%)	1.15%		06/30/2025	60,509
2,639,245	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		03/01/2027	2,601,306
975,310	Life Time Fitness, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		06/10/2022	953,365
441,146	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.40%		03/24/2025	436,459
630,000	LogMeIn, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.90%		08/31/2027	629,216
1,404,234	Lower Cadence Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		05/22/2026	1,374,836
1,460,723	Lucid Energy Group II Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		02/18/2025	1,393,011
270,417	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		10/19/2027	273,459
840,102	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		08/29/2025	826,715
1,212,625	Mavis Tire Express Services Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.50%		03/20/2025	1,194,132
785,000	Mavis Tire Express Services Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		03/20/2025	791,378
	MED ParentCo LP, Senior Secured First Lien Term Loan
62,986	(1 Month LIBOR USD + 4.25%)	4.40%		08/31/2026	62,210
146,217	(1 Month LIBOR USD + 4.25%)	4.40%		08/31/2026	144,416
834,248	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		08/31/2026	823,970
1,037,598	Messer Industries LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	2.75%		03/02/2026	1,031,507
1,515,000	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		10/01/2027	1,518,469
735,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		06/21/2027	767,020
1,753,438	Millennium Trust Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.15%		03/27/2026	1,724,945
214,454	Mirion Technologies, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%)	4.27%		03/06/2026	214,555
1,607,806	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		05/14/2026	1,572,635
360,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.40%		12/01/2025	349,425
714,569	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		11/28/2025	651,319
56,927	Motion Finco, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.50%		11/12/2026	55,068
433,141	Motion Finco, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.47%		11/12/2026	418,997
1,204,367	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		06/07/2023	1,201,079
661,722	Nascar Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		10/19/2026	660,014
478,938	NCR Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		08/28/2026	473,152
187,448	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	2.40%		01/17/2024	186,145
1,799,978	Numericable US LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.24%		08/14/2026	1,796,792
166,660	OneDigital Borrower LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%	&	11/16/2027	167,285
	OneDigital Borrower LLC, Senior Secured First Lien Term Loan
1,565,156	(1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2027	1,571,025
123,184	(3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2027	123,646
785,000	Ortho-Clinical Diagnostics, Inc., Senior Secured First Lien Term Loan	3.48%	±	06/30/2025	774,893
347,900	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.47%		10/24/2025	342,681
880,575	Pacific Gas and Electric Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		06/23/2025	892,463
465,000	Packaging Coordinators Midco, Inc, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		11/30/2027	466,162
440,000	PAI HoldCo, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		10/26/2027	441,100
1,870,480	Panther BF Aggregator LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		04/30/2026	1,867,749
1,828,129	Parexel International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		09/27/2024	1,800,707
105,340	Pathway Vet Alliance LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		03/31/2027	105,458
1,289,650	Pathway Vet Alliance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		03/31/2027	1,291,100
522,570	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		05/29/2026	518,058
1,028,091	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	3.00%		10/15/2025	1,017,558
1,366,406	PetSmart, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		03/11/2022	1,369,713
524,606	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		03/03/2025	519,853
733,130	Pisces Midco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		04/12/2025	733,361
594,359	Playtika Holding Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 6.00%, 1.00% Floor)	7.00%		12/10/2024	599,123
1,136,532	PODS, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		12/06/2024	1,141,147
455,000	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan	3.75%	±	12/29/2027	455,000
915,869	PowerTeam Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		03/06/2025	909,000
696,782	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.90%		03/11/2026	682,355
1,242,450	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		07/31/2026	1,239,344
293,525	Presidio Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%		01/22/2027	293,663
	Prime Security Services Borrower LLC, Senior Secured First Lien Term Loan
463,015	(1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	466,558
297,223	(6 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	299,499
297,223	(9 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	299,499
594,447	(12 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	598,997
871,238	Pro Mach Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		03/07/2025	858,170
1,810,619	Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		04/26/2024	1,798,542
993,591	Pug LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		02/12/2027	950,539
1,565,000	Radiate Holdco, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		09/25/2026	1,569,640
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
985,052	(1 Month LIBOR USD + 4.25%)	5.29%		07/09/2025	971,099
844,584	(3 Month LIBOR USD + 4.25%)	5.29%		07/09/2025	832,620
635,000	Redstone Buyer, LLC, Senior Secured First Lien Term Loan (2 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		09/01/2027	638,572
1,232,121	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		11/14/2025	1,231,277
1,691,282	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		05/30/2025	1,666,437
301,756	RentPath, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.00%, 1.00% Floor)	8.00%		02/26/2021	282,142
1,662,730	RentPath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 3.75%, 1.00% Floor)	7.00%	Ω	12/17/2021	748,229
530,000	Reynolds Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		02/05/2026	526,952
642,011	Reynolds Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		02/06/2023	640,406
800,975	RP Crown Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		02/02/2026	801,728
314,213	Ryan Specialty Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		09/01/2027	314,212
255,000	Sabre Global, Inc., Senior Secured First Lien Term Loan	4.75%	±	12/17/2027	255,956
626,769	Sabre Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		02/22/2024	613,397
1,425,900	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.88%)	2.02%		10/31/2025	1,422,335
349,067	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.40%		03/12/2027	349,503
1,238,632	Scientific Games International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		08/14/2024	1,213,085
1,248,325	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		11/01/2024	1,174,992
1,071,759	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		12/31/2025	1,056,803
1,824,034	Select Medical Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.25%)	2.53%		03/06/2025	1,813,774
1,706,640	Severin Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		08/01/2025	1,690,213
2,597,125	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		09/30/2026	2,576,023
1,234,039	SIWF Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		06/13/2025	1,228,387
928,063	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		04/17/2026	909,645
645,000	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		10/20/2027	670,397
	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan
416,884	(1 Month LIBOR USD + 2.50%)	2.65%		01/23/2025	394,303
1,004,125	(3 Month LIBOR USD + 2.50%)	2.65%		01/23/2025	949,737
1,541,502	Solenis International LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.23%		06/26/2025	1,541,888
85,000	Solenis International LP, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	8.73%		06/26/2026	84,929
1,542,852	Solera LLC, Senior Secured First Lien Term Loan (2 Month LIBOR USD + 2.75%)	2.90%		03/03/2023	1,533,648
1,800,000	Sophia LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		10/07/2027	1,808,676
1,388,857	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		12/11/2026	1,396,093
1,921,985	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		06/27/2025	1,912,375
673,462	Southern Graphics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		12/30/2022	500,045
138,788	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan	5.00%	±	10/02/2027	138,441
1,006,212	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		10/01/2027	1,003,697
1,597,615	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		04/16/2025	1,582,941
636,587	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.21%		04/16/2026	618,356
812,504	Starfruit US Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		10/01/2025	805,903
632,225	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.75%		07/10/2025	635,212
946,721	STG-Fairway Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		01/29/2027	934,002
400,950	Sunshine Luxembourg VII SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	4.25%		10/01/2026	403,426
1,731,300	Surf Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.73%		03/05/2027	1,718,748
282,727	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/01/2024	280,606
869,495	TAMKO Building Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		05/29/2026	868,408
835,131	Team Health Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		02/06/2024	747,893
1,231,913	Tech Data Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		06/30/2025	1,241,534
528,675	Tech Data Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.50%)	5.65%		06/30/2025	529,997
720,064	Telesat LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		12/07/2026	714,865
564,300	Terrier Media Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		12/17/2026	566,154
1,949,280	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		02/06/2026	1,953,880
1,631,713	The Edelman Financial Center LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		07/21/2025	1,610,296
1,760,588	Thyssenkrupp Elevator, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%)	4.57%		07/14/2027	1,776,301
1,342,527	TIBCO Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		06/30/2026	1,321,127
165,000	TIBCO Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.40%		03/03/2028	167,199
1,389,382	Titan Acquisition Limited, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)	3.27%		03/28/2025	1,358,677
	TKC Holdings, Inc., Senior Secured First Lien Term Loan
3,835	(3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		02/01/2023	3,773
1,455,353	(6 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		02/01/2023	1,431,703
2,222,608	TransDigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.40%		05/30/2025	2,183,601
814,800	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		01/25/2024	723,135
	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan
340	(2 Weeks LIBOR USD + 0.00%, 1.00% Floor)	2.50%		02/28/2025	337
769	(2 Weeks LIBOR USD + 1.50%, 1.00% Floor)	2.50%		02/28/2025	760
551,970	(3 Month LIBOR USD + 1.50%, 1.00% Floor)	2.50%		02/28/2025	545,931
294,338	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.25%		05/29/2026	201,867
1,567,360	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		10/17/2024	1,550,824
1,496,164	Uber Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		04/04/2025	1,506,981
1,795,313	UFC Holdings, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		04/29/2026	1,792,646
773,028	UGI Energy Services LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		08/13/2026	775,926
924,762	Ultimate Software Group, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		05/04/2026	925,581
1,261,838	Ultimate Software Group, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		05/04/2026	1,270,368
140,000	Ultimate Software Group, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.75%, 0.75% Floor)	7.50%		05/03/2027	144,375
454,520	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		10/22/2025	452,625
341,550	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		07/01/2026	339,202
462,831	Univision Communications, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		03/13/2026	464,726
660,013	Upstream Newco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		11/20/2026	659,600
2,592,188	US Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		09/14/2026	2,556,545
772,661	USIC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/08/2023	776,204
658,472	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		10/28/2024	628,156
1,833,684	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		08/27/2025	1,836,434
2,625,000	VICI Properties LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.89%		12/20/2024	2,587,922
562,479	Victory Capital Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	2.73%		07/01/2026	561,309
2,694,290	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.66%		01/31/2028	2,673,597
451,903	Vistra Operations Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		12/31/2025	450,961
1,774,262	VS Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		02/26/2027	1,770,935
1,207,752	Wand NewCo 3, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		02/05/2026	1,192,957
876,776	Web.Com Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		10/10/2025	866,181
1,252,439	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		07/31/2026	1,243,434
1,500,980	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		03/09/2027	1,495,216
902,989	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.90%		09/30/2026	906,565
235,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.66%		04/28/2028	233,972

Total Bank Loans (Cost $310,056,366)					308,282,679

Collateralized Loan Obligations - 11.1%
6,500,000	522 Funding Ltd., Series 2019-1A-A1 (3 Month LIBOR USD + 1.39%, 1.39% Floor)	1.63%	^	01/15/2033	6,512,835
250,000	Adams Mill Ltd., Series 2014-1A-D1 (3 Month LIBOR USD + 3.50%)	3.74%	^	07/15/2026	248,537
14,000,000	AGL Ltd., Series 2020-3A-A (3 Month LIBOR USD + 1.30%, 1.30% Floor)	1.54%	^	01/15/2033	13,991,217
12,250,000	Allegro Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%, 1.10% Floor)	1.34%	^	06/13/2031	12,237,524
2,250,000	Anchorage Capital Ltd., Series 2014-3RA-A (3 Month LIBOR USD + 1.05%)	1.27%	^	01/28/2031	2,243,352
7,165,000	Anchorage Capital Ltd., Series 2015-6A-AR (3 Month LIBOR USD + 1.27%)	1.51%	^	07/15/2030	7,169,382
25,000,000	Anchorage Capital Ltd., Series 2016-9A-AR (3 Month LIBOR USD + 1.37%)	1.61%	^	07/15/2032	25,024,193
7,500,000	Anchorage Capital Ltd., Series 2018-1RA-A1 (3 Month LIBOR USD + 0.99%, 0.99% Floor)	1.21%	^	04/13/2031	7,448,872
8,800,000	Anchorage Capital Ltd., Series 2020-16A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	2.40%	^	10/20/2031	8,810,807
12,500,000	Assurant Ltd., Series 2018-2A-A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	1.45%	^	10/20/2031	12,490,198
13,633,288	Atlas Senior Loan Fund Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 0.83%)	1.05%	^	11/17/2027	13,562,701
2,799,276	Atlas Senior Loan Fund Ltd., Series 2018-10A-A (3 Month LIBOR USD + 1.09%)	1.33%	^	01/15/2031	2,788,014
2,000,000	Atlas Senior Loan Fund XI Ltd., Series 2018-11A-B (3 Month LIBOR USD + 1.65%)	1.86%	^	07/26/2031	1,959,679
6,245,717	Avery Point Ltd., Series 2015-6A-AR (3 Month LIBOR USD + 1.05%)	1.27%	^	08/05/2027	6,242,668
2,500,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	3.17%	^	10/20/2030	2,460,159
15,000,000	Ballyrock Ltd., Series 2019-2A-A2 (3 Month LIBOR USD + 2.00%, 2.00% Floor)	2.22%	^	11/20/2030	15,005,624
5,000,000	Battalion Ltd., Series 2019-16A-B (3 Month LIBOR USD + 2.00%, 2.00% Floor)	2.22%	^	12/19/2032	5,001,436
18,000,000	Battalion Ltd., Series 2020-15A-A1 (3 Month LIBOR USD + 1.35%, 1.35% Floor)	1.57%	^	01/17/2033	18,013,825
6,993,698	Benefit Street Partners Ltd., Series 2013-IIIA-A1R (3 Month LIBOR USD + 1.25%)	1.47%	^	07/20/2029	7,002,427
10,000,000	Birch Grove Ltd., Series 19A-A (3 Month LIBOR USD + 1.49%)	1.71%	^	06/15/2031	10,008,442
10,000,000	Carbone Ltd., Series 2017-1A-A1 (3 Month LIBOR USD + 1.14%)	1.36%	^	01/20/2031	10,006,122
5,965,555	Carlyle Global Market Strategies Ltd., Series 2017-1A-A1A (3 Month LIBOR USD + 1.30%)	1.52%	^	04/20/2031	5,960,332
30,000,000	CarVal Ltd., Series 2019-2A-A (3 Month LIBOR USD + 1.35%, 1.35% Floor)	1.57%	^	07/20/2032	30,012,323
8,350,000	Cathedral Lake Ltd., Series 2015-2A-A1R (3 Month LIBOR USD + 1.31%)	1.55%	^	07/16/2029	8,350,228
8,350,000	Cathedral Lake Ltd., Series 2015-3A-AR (3 Month LIBOR USD + 1.32%, 1.32% Floor)	1.56%	^	07/16/2029	8,335,448
2,500,000	CBAM Ltd., Series 2019-10A-B (3 Month LIBOR USD + 2.05%, 2.05% Floor)	2.27%	^	04/20/2032	2,501,339
236,438	Cent Ltd., Series 2013-19A-A1A (3 Month LIBOR USD + 1.33%)	1.54%	^	10/29/2025	236,508
22,000,000	CFIP Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 1.32%)	1.54%	^	07/13/2029	21,993,692
10,350,000	CFIP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.22%)	1.44%	^	01/18/2030	10,325,328
2,000,000	CFIP Ltd., Series 2017-1A-B (3 Month LIBOR USD + 1.65%)	1.87%	^	01/18/2030	1,994,786
1,800,000	CIFC Funding Ltd., Series 2014-5A-BR2 (3 Month LIBOR USD + 1.80%, 1.80% Floor)	2.02%	^	10/17/2031	1,803,439
14,609,011	Crown Point Ltd., Series 2018-6A-A1 (3 Month LIBOR USD + 1.17%, 1.17% Floor)	1.39%	^	10/20/2028	14,568,108
10,000,000	Crown Point Ltd., Series 2020-9A-A (3 Month LIBOR USD + 2.05%, 2.05% Floor)	2.28%	^	07/14/2032	10,065,364
5,000,000	Crown Point Ltd., Series 2020-9A-B (3 Month LIBOR USD + 2.69%, 2.69% Floor)	2.92%	^	07/14/2032	5,027,414
25,000,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	1.56%	^	07/20/2030	25,017,348
6,500,000	CVP Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.19%, 1.19% Floor)	1.41%	^	01/20/2031	6,496,624
5,000,000	Dryden Senior Loan Fund, Series 2013-28A-A1LR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.42%	^	08/15/2030	4,998,651
20,000,000	Elevation Ltd., Series 2018-9A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.36%	^	07/15/2031	19,911,614
9,000,000	Elmwood Ltd., Series 2019-2A-B (3 Month LIBOR USD + 2.10%, 2.10% Floor)	2.32%	^	04/20/2031	9,016,433
6,000,000	Elmwood Ltd., Series 2020-1A-A (3 Month LIBOR USD + 1.24%, 1.24% Floor)	1.48%	^	04/15/2033	6,010,482
7,735,158	Galaxy Ltd., Series 2016-22A-A2R (3 Month LIBOR USD + 0.85%, 0.85% Floor)	1.08%	^	07/16/2028	7,719,288
10,000,000	Greywolf Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.18%, 1.18% Floor)	1.40%	^	10/20/2031	9,996,712
5,000,000	Gulf Stream Meridian Ltd., Series 2020-IIA-A2A (3 Month LIBOR USD + 2.75%, 2.75% Floor)	2.99%	^	10/15/2029	5,028,460
500,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C (3 Month LIBOR USD + 2.70%)	2.91%	^	08/01/2025	499,470
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-D (3 Month LIBOR USD + 3.80%)	4.01%	^	08/01/2025	218,400
13,925,115	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 0.90%)	1.12%	^	10/18/2027	13,898,539
6,500,000	Hayfin Kingsland Ltd., Series 2018-8A-B (3 Month LIBOR USD + 1.48%, 1.48% Floor)	1.70%	^	04/20/2031	6,395,277
209,073	Jamestown Ltd., Series 2014-4A-A1AR (3 Month LIBOR USD + 0.69%)	0.93%	^	07/15/2026	209,563
1,755,000	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.36%	^	04/25/2030	1,745,784
10,000,000	Kayne Ltd., Series 2020-7A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.42%	^	04/17/2033	9,975,467
9,500,000	Kingsland Ltd., Series 2018-8A-A (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.34%	^	04/20/2031	9,445,849
3,012,100	KVK Ltd., Series 2018-1A-A (3 Month LIBOR USD + 0.93%)	1.15%	^	05/20/2029	3,007,749
20,000,000	LCM LP, Series 17A-A2RR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.39%	^	10/15/2031	19,893,558
10,595,000	Madison Park Funding Ltd., Series 2013-11A-AR (3 Month LIBOR USD + 1.16%)	1.37%	^	07/23/2029	10,594,038
1,000,000	Madison Park Funding Ltd., Series 2014-15A-CR (3 Month LIBOR USD + 3.45%)	3.67%	^	01/27/2026	999,765
3,000,000	Madison Park Funding Ltd., Series 2017-26A-BR (3 Month LIBOR USD + 1.60%)	1.81%	^	07/29/2030	2,966,029
18,580,795	Marathon Ltd., Series 2013-5A-A1R (3 Month LIBOR USD + 0.87%)	1.08%	^	11/21/2027	18,450,793
3,524,629	Marathon Ltd., Series 2014-7A-A1R (3 Month LIBOR USD + 1.32%)	1.54%	^	10/28/2025	3,522,324
8,625,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	1.99%	^	04/15/2029	8,487,180
4,500,000	Marble Point Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	1.45%	^	12/18/2030	4,477,819
29,500,000	Marble Point Ltd., Series 2020-1A-A (3 Month LIBOR USD + 1.30%, 1.30% Floor)	1.52%	^	04/20/2033	29,483,063
2,000,000	MP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.25%)	1.47%	^	10/20/2030	1,997,529
25,000,000	MP Ltd., Series 2013-2A-ARR (3 Month LIBOR USD + 1.28%)	1.49%	^	07/25/2029	25,024,939
8,760,402	MP Ltd., Series 2015-2A-AR (3 Month LIBOR USD + 0.91%)	1.13%	^	10/28/2027	8,738,670
20,000,000	Nassau Ltd., Series 2018-IA-A (3 Month LIBOR USD + 1.15%)	1.39%	^	07/15/2031	19,768,047
8,898,846	Northwoods Capital Ltd., Series 2017-16A-A (3 Month LIBOR USD + 1.27%)	1.49%	^	11/15/2030	8,824,062
4,914,578	Ocean Trails, Series 2014-5A-ARR (3 Month LIBOR USD + 1.28%, 1.28% Floor)	1.50%	^	10/13/2031	4,912,766
10,000,000	Ocean Trails, Series 2020-10A-B1 (3 Month LIBOR USD + 2.10%, 2.10% Floor)	2.29%	^	10/15/2031	9,997,084
15,000,000	OFSI Fund Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.39%	^	07/15/2031	14,899,974
15,000,000	Park Avenue Institutional Advisers Ltd., Series 2016-1A-A1R (3 Month LIBOR USD + 1.20%)	1.41%	^	08/23/2031	15,000,062
9,947,266	Race Point Ltd., Series 2015-9A-A1AR (3 Month LIBOR USD + 1.21%)	1.45%	^	10/15/2030	9,927,811
3,000,000	Sound Point Ltd., Series 2013-3RA-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.37%	^	04/18/2031	2,982,950
4,000,000	Sound Point Ltd., Series 2015-1RA-A (3 Month LIBOR USD + 1.36%, 1.36% Floor)	1.60%	^	04/15/2030	4,003,788
10,100,000	Sound Point Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	1.39%	^	10/26/2031	10,080,241
10,500,000	Sound Point Ltd., Series 2019-1A-A (3 Month LIBOR USD + 1.37%, 1.37% Floor)	1.59%	^	01/20/2032	10,563,464
29,000,000	Sound Point Ltd., Series 2020-3A-A1 (3 Month LIBOR USD + 1.28%, 1.28% Floor)	0.00%	^	01/25/2032	29,000,041
10,000,000	Steele Creek Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.07%, 1.07% Floor)	1.28%	^	04/21/2031	9,918,269
10,000,000	Steele Creek Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.26%)	1.47%	^	05/21/2029	9,969,312
8,000,000	Steele Creek Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.34%	^	06/15/2031	7,925,577
10,000,000	Steele Creek Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.25%)	1.49%	^	10/15/2030	9,983,917
6,000,000	Steele Creek Ltd., Series 2018-2A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.42%	^	08/18/2031	5,961,414
10,000,000	Steele Creek Ltd., Series 2019-1A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	2.44%	^	04/15/2032	10,008,847
18,000,000	Steele Creek Ltd., Series 2019-2A-A1 (3 Month LIBOR USD + 1.36%, 1.36% Floor)	1.60%	^	07/15/2032	18,010,791
9,000,000	Steele Creek Ltd., Series 2019-2A-B (3 Month LIBOR USD + 2.25%, 2.25% Floor)	2.49%	^	07/15/2032	9,002,777
10,000,000	Symphony Ltd., Series 2014-15A-AR2 (3 Month LIBOR USD + 1.26%, 1.26% Floor)	1.48%	^	01/17/2032	10,002,203
10,000,000	Venture Ltd., Series 2014-19A-ARR (3 Month LIBOR USD + 1.26%, 1.26% Floor)	1.50%	^	01/15/2032	10,000,118
11,649,550	Venture Ltd., Series 2015-20A-AR (3 Month LIBOR USD + 0.82%)	1.06%	^	04/15/2027	11,621,079
8,500,000	Venture Ltd., Series 2017-29A-A (3 Month LIBOR USD + 1.28%)	1.50%	^	09/07/2030	8,499,930
10,000,000	Venture Ltd., Series 2018-34A-A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	1.47%	^	10/15/2031	9,962,621
3,948,182	Vibrant Ltd., Series 2015-3A-A1RR (3 Month LIBOR USD + 1.25%)	1.47%	^	10/20/2031	3,946,031
3,500,000	Vibrant Ltd., Series 2016-5A-B (3 Month LIBOR USD + 2.10%)	2.32%	^	01/20/2029	3,513,255
10,000,000	Vibrant Ltd., Series 2018-10A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.42%	^	10/20/2031	9,933,167
15,000,000	Wellfleet Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.42%	^	10/20/2031	14,947,535
10,000,000	Wellfleet Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	1.47%	^	01/20/2032	10,012,481
17,500,000	Wellfleet Ltd., Series 2020-1A-A1A (3 Month LIBOR USD + 1.31%, 1.31% Floor)	1.55%	^	04/15/2033	17,524,098
3,000,000	Whitebox CLO II, Ltd., Series 2020-A-B (3 Month LIBOR USD + 2.25%, 2.25% Floor)	2.49%	^	10/24/2031	2,965,417
149,961	WhiteHorse Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 0.90%)	1.11%	^	05/01/2026	150,078
6,000,000	WhiteHorse Ltd., Series 2018-12A-A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	1.49%	^	10/15/2031	5,968,519
14,500,000	Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	1.38%	^	01/15/2031	14,471,679
4,000,000	Wind River Ltd., Series 2019-3A-B (3 Month LIBOR USD + 2.10%)	2.34%	^	04/15/2031	4,001,842
582,508	Zais Ltd., Series 2014-2A-A1AR (3 Month LIBOR USD + 1.20%)	1.41%	^	07/25/2026	582,936

Total Collateralized Loan Obligations (Cost $942,833,811)					942,473,923

Foreign Corporate Bonds - 7.2%
4,700,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	4,810,284
1,400,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	1,458,218
1,700,000	AES Dominicana	7.95%		05/11/2026	1,761,625
400,000	AES Gener S.A.	5.00%		07/14/2025	424,000
1,400,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	1,557,500
1,200,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	1,335,000
5,300,000	Alibaba Group Holding Ltd.	2.80%		06/06/2023	5,579,027
5,455,000	ANZ New Zealand International Ltd.	1.90%	^	02/13/2023	5,621,915
1,325,000	AstraZeneca PLC	2.38%		06/12/2022	1,362,179
9,050,000	AstraZeneca PLC	3.50%		08/17/2023	9,757,511
5,926,000	Avolon Holdings Funding Ltd.	3.63%	^	05/01/2022	6,055,970
1,600,000	Baidu, Inc.	3.50%		11/28/2022	1,681,480
4,300,000	Baidu, Inc.	3.88%		09/29/2023	4,641,259
6,500,000	Banco Bradesco S.A.	5.90%		01/16/2021	6,504,940
1,500,000	Banco Bradesco S.A.	2.85%	^	01/27/2023	1,536,390
1,600,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	^	02/15/2029	1,744,416
1,850,000	Banco Continental SAECA	2.75%	^	12/10/2025	1,845,375
1,400,000	Banco de Credito del Peru (3 Month LIBOR USD + 7.04%)	6.13%		04/24/2027	1,485,764
1,500,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	1,571,250
500,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38%	^	09/14/2025	512,505
6,300,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	6,670,125
11,000,000	Banco Nacional de Comercio Exterior S.N.C. (5 Year CMT Rate + 3.00%)	3.80%		08/11/2026	11,066,770
1,250,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.38%	^	04/17/2025	1,437,644
2,900,000	Bangkok Bank PCL	3.88%		09/27/2022	3,051,289
10,200,000	Banistmo S.A.	3.65%		09/19/2022	10,488,252
800,000	Banistmo S.A.	3.65%	^	09/19/2022	822,608
7,865,000	Bank of Nova Scotia	0.55%		09/15/2023	7,898,150
2,870,000	Bank of the Philippine Islands	2.50%		09/10/2024	2,983,006
5,330,000	Barclays PLC (1 Year CMT Rate + 0.80%)	1.01%		12/10/2024	5,368,742
5,150,000	BAT International Finance PLC	1.67%		03/25/2026	5,274,278
4,600,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	4,911,167
2,330,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	2,487,275
2,000,000	BDO Unibank, Inc.	2.63%		10/24/2021	2,031,193
4,000,000	BDO Unibank, Inc.	2.95%		03/06/2023	4,162,027
4,320,000	BPCE S.A.	2.38%	^	01/14/2025	4,567,399
3,660,000	Broadcom, Inc.	2.25%		11/15/2023	3,824,821
2,100,000	C&W Senior Financing DAC	7.50%		10/15/2026	2,240,227
6,800,000	Cemex S.A.B. de C.V.	7.75%		04/16/2026	7,179,100
2,600,000	CIMB Bank BHD (3 Month LIBOR USD + 0.78%)	1.01%		10/09/2024	2,596,839
3,965,000	Citigroup, Inc.	2.75%		04/25/2022	4,084,144
1,845,000	Citigroup, Inc. (Secured Overnight Financing Rate + 0.87%)	2.31%		11/04/2022	1,874,863
2,500,000	CNPC General Capital Ltd.	3.95%		04/19/2022	2,594,272
2,100,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	2,121,336
5,285,000	Commonwealth Bank of Australia	2.75%	^	03/10/2022	5,445,193
4,635,000	Conagra Brands, Inc.	4.30%		05/01/2024	5,188,842
1,100,000	Credicorp Ltd.	2.75%	^	06/17/2025	1,145,650
7,940,000	Credit Suisse Group AG (3 Month LIBOR USD + 1.24%)	1.46%	^	06/12/2024	8,055,717
3,400,000	Daimler Finance North America LLC	2.30%	^	02/12/2021	3,406,910
850,000	Daimler Finance North America LLC	3.40%	^	02/22/2022	878,142
750,000	DBS Group Holdings Ltd.	2.85%		04/16/2022	772,795
700,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	0.83%		07/25/2022	704,003
900,000	DBS Group Holdings Ltd. (5 Year Mid Swap Rate USD + 1.59%)	4.52%		12/11/2028	985,684
7,900,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	7,990,573
189,677	Digicel Group Ltd. (PIK 7.00%)	7.00%	^†	01/19/2021	53,109
476,105	Digicel Group Ltd. (PIK 8.00%)	8.00%	^	04/01/2025	249,955
1,632,451	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	1,638,263
2,552,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	2,303,307
3,908,923	ENA Norte Trust	4.95%		04/25/2023	4,026,191
10,854,000	Enel Generacion Chile S.A.	4.25%		04/15/2024	11,817,835
200,000	ENN Energy Holdings Ltd.	3.25%		07/24/2022	205,674
5,075,000	Equinix, Inc.	1.25%		07/15/2025	5,181,694
500,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.85%)	1.06%		05/23/2024	499,612
3,100,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.90%)	1.12%		11/20/2023	3,110,060
3,444,706	Fenix Power Peru SA	4.32%		09/20/2027	3,633,545
4,195,000	General Mills, Inc.	3.15%		12/15/2021	4,277,497
1,000,000	Geopark Ltd.	6.50%		09/21/2024	1,040,000
10,850,000	GlaxoSmithKline Capital PLC	0.53%		10/01/2023	10,893,431
300,000	Global Bank Corporation	4.50%	^	10/20/2021	306,825
7,700,000	Global Bank Corporation	4.50%		10/20/2021	7,875,175
2,000,000	Grupo Aval Ltd.	4.75%		09/26/2022	2,097,720
3,700,000	Grupo Bimbo S.A.B. de C.V.	4.50%		01/25/2022	3,849,348
7,510,000	GrupoSura Finance S.A.	5.70%		05/18/2021	7,687,424
8,100,000	HPHT Finance Ltd.	2.88%		11/05/2024	8,473,653
350,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	359,510
2,200,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	2,428,710
1,249,173	Interoceanica Finance Ltd.	0.00%		11/30/2025	1,195,302
35,034	Invepar Holdings	0.00%	Ω Þ	12/30/2028	1,498
6,650,000	Inversiones CMPC S.A.	4.50%		04/25/2022	6,939,375
700,000	Israel Electric Corporation Ltd.	6.88%		06/21/2023	796,187
4,250,000	JD.com, Inc.	3.13%		04/29/2021	4,279,482
4,790,000	Kinder Morgan Energy Partners LP	3.95%		09/01/2022	5,028,735
3,600,000	Korea Development Bank	1.25%		06/03/2025	3,682,907
4,500,000	Korea Development Bank	0.80%		04/27/2026	4,521,469
3,400,000	Korea East-West Power Company Ltd.	1.75%		05/06/2025	3,554,935
4,000,000	Korea East-West Power Company Ltd.	1.75%	^	05/06/2025	4,182,276
6,200,000	Korea Electric Power Corporation	1.13%		06/15/2025	6,307,986
3,550,000	Korea Electric Power Corporation	1.13%	^	06/15/2025	3,611,831
7,890,000	KT Corporation	1.00%		09/01/2025	7,939,825
4,150,000	Latam Finance Ltd.	6.88%	Ω	04/11/2024	2,126,875
5,800,000	LG Chem Ltd.	3.25%		10/15/2024	6,280,809
4,920,000	Macquarie Bank Ltd.	2.10%	^	10/17/2022	5,076,406
3,000,000	Malayan Banking BHD (3 Month LIBOR USD + 0.80%)	1.02%		08/16/2024	2,991,707
8,700,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	8,881,438
6,400,000	MEGlobal Canada ULC	5.00%	^	05/18/2025	7,217,088
10,851,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.86%)	1.07%		07/26/2023	10,974,410
11,113,000	Mizuho Financial Group, Inc. (3 Month LIBOR USD + 0.79%)	1.02%		03/05/2023	11,200,797
5,200,000	Multibank, Inc.	4.38%		11/09/2022	5,379,530
2,460,000	National Securities Clearing Corporation	1.20%	^	04/23/2023	2,509,794
5,000,000	NongHyup Bank	1.25%		07/20/2025	5,098,352
4,000,000	NongHyup Bank	1.25%	^	07/20/2025	4,078,681
8,961,000	ONGC Videsh Ltd.	2.88%		01/27/2022	9,088,232
1,000,000	ONGC Videsh Ltd.	3.75%		05/07/2023	1,047,825
1,000,000	Oversea-Chinese Banking Corporation Ltd.	4.25%		06/19/2024	1,096,799
1,900,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%	^	09/10/2030	1,931,608
8,300,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	8,438,075
4,090,237	Panama Metro Line SP	0.00%		12/05/2022	3,993,093
1,075,405	Panama Metro Line SP	0.00%	^	12/05/2022	1,049,864
5,255,000	PepsiCo, Inc.	0.75%		05/01/2023	5,331,452
1,966,257	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	1,912,185
1,766,000	Perusahaan Listrik Negara PT	5.50%		11/22/2021	1,846,574
2,700,000	Petronas Capital Ltd.	3.13%		03/18/2022	2,786,131
4,040,000	Philip Morris International, Inc.	0.88%		05/01/2026	4,058,896
315,000	Phillips 66	3.85%		04/09/2025	355,134
2,270,000	Phillips 66	1.30%		02/15/2026	2,310,340
1,775,000	PNC Bank (3 Month LIBOR USD + 0.42%)	2.03%		12/09/2022	1,802,818
690,000	PNC Bank NA	3.25%		06/01/2025	766,810
2,500,000	PNC Funding Corporation	3.30%		03/08/2022	2,583,191
4,105,000	POSCO	2.38%		11/12/2022	4,224,380
3,300,000	POSCO	2.38%		01/17/2023	3,404,281
1,000,000	POSCO	2.75%		07/15/2024	1,058,540
550,000	PSA Treasury Pte Ltd.	2.50%		04/12/2026	590,306
10,250,000	Reliance Industries Ltd.	5.40%		02/14/2022	10,737,409
5,520,000	Royal Bank of Scotland Group PLC (3 Month LIBOR USD + 1.55%)	1.80%		06/25/2024	5,622,389
4,153,000	SACI Falabella	3.75%		04/30/2023	4,383,751
6,555,000	Santander UK PLC	2.50%		01/05/2021	6,555,000
4,015,000	Santander UK PLC	2.10%		01/13/2023	4,149,651
4,000,000	Saudi Arabian Oil Company	2.75%		04/16/2022	4,110,854
200,000	Saudi Arabian Oil Company	1.25%	^	11/24/2023	202,642
8,000,000	Scotiabank Peru S.A. (3 Month LIBOR USD + 3.86%)	4.50%		12/13/2027	8,423,000
1,400,000	SingTel Group Treasury Pte Ltd.	3.25%		06/30/2025	1,549,213
2,355,000	SingTel Group Treasury Pte Ltd.	2.38%		10/03/2026	2,544,746
900,000	Sinopec Group Overseas Development Ltd.	2.15%		05/13/2025	927,998
2,500,000	Sinopec Group Overseas Development Ltd.	2.00%		09/29/2021	2,517,567
1,200,000	Sinopec Group Overseas Development Ltd.	2.15%	^	05/13/2025	1,237,331
1,867,000	State Grid Overseas Investment Ltd.	1.00%		08/05/2025	1,854,220
1,950,000	State Grid Overseas Investment Ltd.	3.13%		05/22/2023	2,051,499
5,045,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	5,091,276
5,080,000	Sumitomo Mitsui Trust Bank Ltd.	0.80%	^	09/12/2023	5,128,917
5,000,000	Synchrony Financial	3.75%		08/15/2021	5,072,444
755,000	Synchrony Financial	2.85%		07/25/2022	779,853
4,945,000	Takeda Pharmaceutical Ltd.	4.00%		11/26/2021	5,088,517
2,400,000	Tecnoglass, Inc.	8.20%		01/31/2022	2,510,460
7,250,000	Telefonica Chile S.A.	3.88%		10/12/2022	7,608,041
2,000,000	Temasek Financial Ltd.	2.38%		01/23/2023	2,083,097
5,000,000	Tencent Holdings Ltd.	1.81%	^	01/26/2026	5,117,590
4,942,000	Toronto-Dominion Bank	3.25%		06/11/2021	5,007,492
5,350,000	Toronto-Dominion Bank (Secured Overnight Financing Rate + 0.48%)	0.57%		01/27/2023	5,371,710
7,735,000	UBS Group Funding Switzerland AG (1 Year CMT Rate + 0.83%)	1.01%	^	07/30/2024	7,814,215
4,150,000	Unifin Financiera S.A.B. de C.V.	7.25%		09/27/2023	4,030,729
2,750,000	Unifin Financiera S.A.B. de C.V.	7.00%		01/15/2025	2,624,559
1,900,000	Union Bank of the Philippines	3.37%		11/29/2022	1,986,357
200,000	United Overseas Bank Ltd. (3 Month LIBOR USD + 0.48%)	0.69%		04/23/2021	200,203
2,750,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.50%)	3.75%		04/15/2029	2,953,059
2,493,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	2,543,471
5,700,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	5,797,726
1,560,000	Upjohn, Inc.	1.13%	^	06/22/2022	1,575,269
1,500,000	Vedanta Resources Ltd.	7.13%		05/31/2023	1,234,500
200,000	Vedanta Resources Ltd.	6.13%		08/09/2024	144,500
5,300,000	Volkswagen Group of America Finance LLC	0.88%	^	11/22/2023	5,332,483
5,019,000	Wells Fargo & Company	2.60%		01/15/2021	5,022,284
2,215,000	Williams Companies, Inc.	4.30%		03/04/2024	2,445,508

Total Foreign Corporate Bonds (Cost $600,041,024)					610,529,941

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.9%
2,600,000	Abu Dhabi Government International Bond	0.75%	^	09/02/2023	2,608,190
3,000,000	Abu Dhabi Government International Bond	2.50%	^	04/16/2025	3,210,270
11,600,000	Brazilian Government International Bond	2.88%		06/06/2025	12,093,116
3,500,000	Colombia Government International Bond	2.63%		03/15/2023	3,626,508
2,130,000	Indonesia Government International Bond	3.38%		04/15/2023	2,263,142
1,759,000	Indonesia Government International Bond	3.75%		04/25/2022	1,833,828
500,000	Indonesia Government International Bond	2.95%		01/11/2023	522,485
300,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	330,235
300,000	Mexico Government International Bond	3.90%		04/27/2025	337,086
7,350,000	Panama Government International Bond	4.00%		09/22/2024	8,149,312
3,300,000	Panama Government International Bond	3.75%		03/16/2025	3,662,653
2,000,000	Perusahaan Penerbit International Bond	3.75%		03/01/2023	2,134,710
800,000	Perusahaan Penerbit International Bond	3.30%		11/21/2022	841,748
11,800,000	Peruvian Government International Bond	2.39%		01/23/2026	12,608,418
4,300,000	Qatar Government International Bond	2.38%		06/02/2021	4,336,378
1,600,000	Qatar Government International Bond	4.50%		01/20/2022	1,669,744
6,000,000	Saudi Government International Bond	2.38%		10/26/2021	6,096,492
4,500,000	Saudi Government International Bond	2.88%		03/04/2023	4,717,620
1,700,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	1,735,536

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $71,530,163)					72,777,471

Non-Agency Commercial Mortgage Backed Obligations - 10.7%
3,553,000	20 Times Square Trust, Series 2018-20TS-F	3.10%	#^	05/15/2035	3,399,382
3,392,000	20 Times Square Trust, Series 2018-20TS-G	3.10%	#^	05/15/2035	3,077,679
2,000,000	Arbor Realty Ltd., Series 2019-FL1-B (1 Month LIBOR USD + 1.70%)	1.86%	^	05/15/2037	1,965,150
2,000,000	Arbor Realty Ltd., Series 2020-FL1-B (1 Month LIBOR USD + 1.80%, 1.80% Floor)	1.96%	^	02/15/2035	1,967,138
12,000,000	AREIT Trust, Series 2019-CRE3-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.05%	^	09/14/2036	11,693,304
1,251,000	AREIT Trust, Series 2019-CRE3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.80%	^	09/14/2036	1,198,064
9,763,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.56%	^	06/15/2035	8,601,854
7,231,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.66%	^	03/15/2034	6,848,332
4,952,000	Bancorp Commercial Mortgage Trust, Series 2018-CRE4-D (1 Month LIBOR USD + 2.10%, 0.25% Floor)	2.26%	^	09/15/2035	4,675,861
3,711,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.51%	^	03/15/2036	3,537,058
3,705,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE6-E (1 Month LIBOR USD + 2.85%, 2.85% Floor)	3.01%	^	09/15/2036	3,377,730
1,174,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.36%	^	08/15/2036	1,149,255
1,338,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.86%	^	08/15/2036	1,284,292
17,543,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	3.66%	^	08/15/2036	16,075,130
4,779,000	BBCMS Mortgage Trust, Series 2018-BXH-C (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.66%	^	10/15/2037	4,475,276
10,250,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.55%, 3.55% Floor)	3.71%	^	07/15/2037	9,293,039
15,176,000	BBCMS Mortgage Trust, Series 2018-TALL-F (1 Month LIBOR USD + 3.24%, 3.24% Floor)	3.39%	^	03/15/2037	13,533,391
1,160,000	BBCMS Mortgage Trust, Series 2019-BWAY-D (1 Month LIBOR USD + 2.16%, 2.16% Floor)	2.32%	^	11/15/2034	1,098,133
11,001,000	BBCMS Mortgage Trust, Series 2019-BWAY-E (1 Month LIBOR USD + 2.85%, 2.85% Floor)	3.01%	^	11/15/2034	9,721,398
7,538,000	BB-UBS Trust, Series 2012-TFT-TE	3.56%	#^Þ	06/05/2030	6,606,678
2,000,000	BDS Ltd., Series 2019-FL4-B (1 Month LIBOR USD + 1.75%, 1.75% Floor)	1.90%	^	08/15/2036	1,962,366
14,962,000	BFLD, Series 2019-DPLO-F (1 Month LIBOR USD + 2.54%, 2.54% Floor)	2.70%	^	10/15/2034	13,462,089
9,345,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.06%	^	07/15/2035	8,830,215
165,041,500	BHMS Trust, Series 2018-ATLS-XCP	0.00%	#^I/O	07/15/2035	1,650
4,571,700	BHP Trust, Series 2019-BXHP-D (1 Month LIBOR USD + 1.77%, 1.77% Floor)	1.93%	^	08/15/2036	4,406,302
7,491,000	Braemar Hotels & Resorts Trust, Series 2018-PRME-E (1 Month LIBOR USD + 2.40%, 2.40% Floor)	2.56%	^	06/15/2035	6,689,792
2,608,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	1.48%	^	03/15/2037	2,614,617
12,515,000	BX Commercial Mortgage Trust, Series 2019-IMC-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.06%	^	04/15/2034	11,750,767
6,882,000	BX Commercial Mortgage Trust, Series 2019-IMC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.06%	^	04/15/2034	6,179,402
2,665,589	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.31%	^	07/15/2034	2,649,947
1,680,598	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	2.21%	^	07/15/2034	1,669,022
4,119,100	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.31%	^	07/15/2034	4,084,862
3,159,000	BX Trust, Series 2018-GW-E (1 Month LIBOR USD + 1.97%, 1.97% Floor)	2.13%	^	05/15/2035	3,011,888
3,434,000	BX Trust, Series 2018-GW-F (1 Month LIBOR USD + 2.42%, 2.42% Floor)	2.58%	^	05/15/2035	3,242,107
1,414,000	BX Trust, Series 2018-GW-G (1 Month LIBOR USD + 2.92%, 2.92% Floor)	3.08%	^	05/15/2035	1,295,828
14,384,020	BX Trust, Series 2019-MMP-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.06%	^	08/15/2036	13,994,791
9,594,000	BX Trust, Series 2019-OC11-E	4.08%	#^	12/09/2041	9,564,000
11,389,000	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	3.01%	^	10/15/2035	10,083,300
48,367,668	CD Commercial Mortgage Trust, Series 2017-CD3-XA	1.01%	#I/O	02/10/2050	2,351,815
66,248,134	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.29%	#I/O	05/10/2050	3,882,286
3,553,000	CF Trust, Series 2019-MF1-E (1 Month LIBOR USD + 2.20%, 3.20% Floor)	3.20%	^	08/21/2032	3,392,464
21,081,158	CFCRE Commercial Mortgage Trust, Series 2016-C3-XA	1.00%	#I/O	01/10/2048	911,475
22,270,559	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.67%	#I/O	05/10/2058	1,528,135
56,401,029	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.60%	#I/O	06/15/2050	3,977,282
16,201,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	0.95%	#I/O	06/15/2050	856,169
39,410,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.63%	#^I/O	02/15/2033	1,155,387
4,532,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.16%	^	11/15/2036	4,362,065
441,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	3.90%	^	11/15/2036	425,936
7,588,658	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	0.99%	#I/O	10/10/2047	234,436
641,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42%	#^	02/10/2048	573,822
5,251,999	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.34%	#I/O	02/10/2048	236,333
1,750,000	Citigroup Commercial Mortgage Trust, Series 2015-GC31-C	4.05%	#	06/10/2048	1,752,170
18,959,303	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.25%	#I/O	02/10/2049	948,468
13,026,468	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.70%	#I/O	04/15/2049	848,549
13,380,798	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	1.96%	#I/O	07/10/2049	1,027,898
13,520,084	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.11%	#I/O	04/14/2050	715,154
4,865,000	Citigroup Commercial Mortgage Trust, Series 2019-SST2-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.76%	^	12/15/2036	4,863,729
7,736,000	Citigroup Commercial Mortgage Trust, Series 2019-SST2-E (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.16%	^	12/15/2036	7,674,706
2,000,000	CLNC Ltd., Series 2019-FL1-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.05%	^	08/20/2035	1,969,434
19,958,000	CLNC Ltd., Series 2019-FL1-D (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.05%	^	08/20/2035	18,752,617
8,009,732	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.66%	#I/O	08/10/2046	120,041
24,340,307	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.12%	#I/O	10/10/2046	647,343
2,385,574	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	0.97%	#I/O	05/10/2047	61,199
233,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.71%	#	08/10/2047	247,683
1,876,000	Commercial Mortgage Pass-Through Certificates, Series 2014-FL5-D (1 Month LIBOR USD + 4.00%, 4.00% Floor)	1.53%	^	10/15/2031	1,684,314
18,266,991	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	0.89%	#I/O	03/10/2048	501,310
33,825,478	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-XA	0.83%	#I/O	08/10/2048	1,091,985
37,159,703	Commercial Mortgage Pass-Through Certificates, Series 2015-CR27-XA	0.94%	#I/O	10/10/2048	1,380,840
5,373,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.31%	#	02/10/2048	5,237,070
10,136,027	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.02%	#I/O	02/10/2048	312,462
47,175,273	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-XA	0.69%	#I/O	07/10/2048	1,223,755
1,470,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.62%	#	10/10/2048	1,513,330
1,769,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.64%	#	02/10/2049	1,851,378
16,903,561	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	0.98%	#I/O	02/10/2049	669,792
11,396,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-D (1 Month LIBOR USD + 2.18%, 2.18% Floor)	2.34%	^	09/15/2033	10,198,727
12,389	Credit Suisse Commercial Mortgage Trust, Series 2007-C1-AM	5.42%		02/15/2040	12,358
9,873,828	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.54%	#^I/O	09/15/2037	195,829
26,956,259	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.83%	#I/O	04/15/2050	745,408
3,351,138	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.92%	#I/O	01/15/2049	251,260
1,538,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-C	3.61%	#	03/15/2053	1,633,256
6,499,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	3.46%	^	07/15/2032	5,291,953
6,650,000	CSMC Trust, Series 2017-LSTK-E	3.33%	#^	04/05/2033	6,467,461
8,697,000	CSMC Trust, Series 2020-FACT-D (1 Month LIBOR USD + 3.71%, 3.71% Floor)	3.87%	^	10/15/2037	8,776,250
6,295,000	CSMC Trust, Series 2020-NET-D	3.70%	#^	08/15/2037	6,536,895
2,979,000	CSMC, Series 2020-FACT-C (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.76%	^	10/15/2037	2,998,634
3,750,000	DBCG Mortgage Trust, Series 2017-BBG-C (1 Month LIBOR USD + 1.00%, 1.10% Floor)	1.16%	^	06/15/2034	3,670,835
9,876,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.45%, 2.45% Floor)	2.61%	^	06/15/2033	9,101,256
18,761,837	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.44%	#I/O	05/10/2049	1,053,710
2,000,000	Exantas Capital Corporation Ltd., Series 2020-RSO8-B (1 Month LIBOR USD + 1.75%, 1.75% Floor)	1.90%	^	03/15/2035	1,986,644
13,253,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-F	3.96%	#^	12/10/2036	13,244,739
14,992,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	3.96%	#^	12/10/2036	14,215,506
3,348,616	FREMF Mortgage Trust, Series 2015-KF08-B (1 Month LIBOR USD + 4.85%, 4.85% Floor)	5.00%	^	02/25/2022	3,321,714
2,663,200	FREMF Mortgage Trust, Series 2016-KF18-B (1 Month LIBOR USD + 5.50%, 5.50% Floor)	5.65%	^	05/25/2026	2,671,398
3,185,210	FREMF Mortgage Trust, Series 2016-KF20-B (1 Month LIBOR USD + 5.05%)	5.20%		07/25/2023	3,267,230
640,681	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	5.20%	^	07/25/2023	651,539
2,500,866	FREMF Mortgage Trust, Series 2017-KF27-B (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.50%	^	12/25/2026	2,502,435
5,907,608	FREMF Mortgage Trust, Series 2017-KF28-B (1 Month LIBOR USD + 4.00%, 4.00% Floor)	4.15%	^	01/25/2024	5,920,925
2,481,119	FREMF Mortgage Trust, Series 2017-KF30-B (1 Month LIBOR USD + 3.25%, 3.25% Floor)	3.40%	^	03/25/2027	2,484,512
9,365,000	FREMF Mortgage Trust, Series 2018-KC02-C	0.00%	^P/O	08/25/2025	6,595,453
2,918,601	FREMF Mortgage Trust, Series 2018-KF49-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.05%	^	06/25/2025	2,812,557
14,819,000	FREMF Mortgage Trust, Series 2019-K99-D	0.00%	^P/O	10/25/2052	6,976,095
1,389,355	FREMF Mortgage Trust, Series 2019-KF69-B (1 Month LIBOR USD + 2.30%, 2.30% Floor)	2.45%	^	08/25/2029	1,364,949
4,250,000	GPMT Ltd., Series 2018-FL1-C (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.30%	^	11/19/2035	4,138,535
350,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/10/2028	349,978
13,636,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.29%	^	12/15/2036	12,127,387
2,000,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-B (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.76%	^	09/15/2037	1,984,596
810,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.16%	^	09/15/2037	797,788
3,903,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-D (1 Month LIBOR USD + 2.40%, 2.40% Floor)	2.56%	^	09/15/2037	3,761,138
12,469,000	GS Mortgage Securities Corporation Trust, Series 2012-ALOH-A	3.55%	^	04/10/2034	12,603,745
3,864,138	GS Mortgage Securities Corporation, Series 2014-GC24-XA	0.73%	#I/O	09/10/2047	86,006
32,743,719	GS Mortgage Securities Corporation, Series 2015-GC32-XA	0.74%	#I/O	07/10/2048	935,246
1,518,000	GS Mortgage Securities Corporation, Series 2018-LUAU-E (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.71%	^	11/15/2032	1,397,123
5,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-E (1 Month LIBOR USD + 2.10%, 2.10% Floor)	2.26%	^	07/15/2031	4,705,027
5,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.96%	^	07/15/2031	4,622,891
5,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-G (1 Month LIBOR USD + 3.92%, 3.98% Floor)	4.08%	^	07/15/2031	4,273,403
13,059,000	GS Mortgage Securities Corporation, Series 2019-SOHO-E (1 Month LIBOR USD + 1.87%, 1.88% Floor)	2.03%	^	06/15/2036	12,300,960
8,000,000	GS Mortgage Securities Corporation, Series 2019-SOHO-F (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.36%	^	06/15/2036	6,973,201
2,030,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.51%	#^	11/10/2047	1,526,027
8,807,406	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.76%	#I/O	11/10/2048	285,527
14,910,493	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.75%	#I/O	05/10/2049	1,137,586
26,289,947	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.22%	#I/O	10/10/2049	1,474,879
887,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSA	4.90%	#^	03/10/2033	891,324
1,760,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSB	4.90%	#^	03/10/2033	1,744,158
2,391,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSC	4.90%	#^	03/10/2033	2,295,202
2,314,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSD	4.90%	#^	03/10/2033	2,137,011
2,893,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSE	4.90%	#^	03/10/2033	2,584,018
12,284,000	GS Mortgage Securities Trust, Series 2019-SMP-E (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.76%	^	08/15/2032	11,166,043
6,838,000	GS Mortgage Securities Trust, Series 2019-SMP-F (1 Month LIBOR USD + 3.10%, 3.10% Floor)	3.26%	^	08/15/2032	5,832,620
14,505,000	GSCG Trust, Series 2019-600C-E	3.99%	#^	09/06/2034	14,226,065
15,347,000	Hawaii Hotel Trust, Series 2019-MAUI-G (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.31%	^	05/15/2038	13,686,390
1,056,782	HPLY Trust, Series 2019-HIT-D (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.16%	^	11/15/2036	1,019,825
1,930,518	HPLY Trust, Series 2019-HIT-E (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.51%	^	11/15/2036	1,838,888
10,531,207	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.31%	^	11/15/2036	9,557,660
8,000,000	Hunt Ltd., Series 2017-FL1-C (1 Month LIBOR USD + 2.40%)	2.56%	^	08/15/2034	7,736,936
4,916,390	IMT Trust, Series 2017-APTS-EFL (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.31%	^	06/15/2034	4,831,198
275,643	IMT Trust, Series 2017-APTS-FFL (1 Month LIBOR USD + 2.85%, 2.85% Floor)	3.01%	^	06/15/2034	256,504
6,339,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-C20-B	4.40%	#	07/15/2047	6,782,521
17,071,856	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	0.94%	#I/O	01/15/2049	633,706
291,022	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.06%	^	06/15/2032	290,146
4,932,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-C (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.76%	^	06/15/2032	4,802,675
690,400	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-D (1 Month LIBOR USD + 2.10%, 2.30% Floor)	2.30%	^	06/15/2032	669,324
1,826,400	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-E (1 Month LIBOR USD + 3.00%, 3.35% Floor)	3.35%	^	06/15/2035	1,754,910
949,224	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	840,063
35,911,839	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.68%	#I/O	12/15/2049	946,266
3,776,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.01%	#^	10/05/2031	3,452,268
336,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-CFX	4.95%	^	07/05/2033	348,420
5,245,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54%	^	07/05/2033	5,154,529
4,216,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-C	4.34%	^	05/05/2032	4,238,484
4,314,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-D	4.45%	#^	05/05/2032	4,304,785
5,040,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-E	4.45%	#^	05/05/2032	4,867,783
5,287,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-F	4.45%	#^	05/05/2032	4,955,542
5,775,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.45%	#^	05/05/2032	5,122,933
11,575,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97%	^	01/16/2037	11,195,379
5,423,443	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.81%	#I/O	02/15/2047	108,959
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.47%	#	09/15/2047	510,798
360,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	3.97%	#^	09/15/2047	316,060
18,423,491	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.85%	#I/O	11/15/2047	503,322
1,303,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.38%	#	01/15/2048	1,367,460
5,287,890	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.81%	#^	02/15/2048	4,323,467
18,670,155	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.65%	#I/O	05/15/2048	457,187
25,900,623	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.51%	#I/O	07/15/2048	517,111
11,256,347	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.83%	#I/O	08/15/2048	369,747
18,151,266	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.22%	#I/O	11/15/2048	607,563
580,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.61%	#	12/15/2048	622,642
9,040,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-MFP-E (1 Month LIBOR USD + 2.16%, 2.16% Floor)	2.32%	^	07/15/2036	8,513,850
1,712,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-MFP-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.16%	^	07/15/2036	1,597,475
10,000,000	LCCM, Series 2017-LC26-C	4.71%	^	07/12/2050	9,823,200
1,000,000	LoanCore Issuer Ltd., Series 2018-CRE1-C (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.71%	^	05/15/2028	975,256
1,000,000	LoanCore Issuer Ltd., Series 2018-CRE1-D (1 Month LIBOR USD + 2.95%, 2.95% Floor)	3.11%	^	05/15/2028	965,359
2,000,000	LoanCore Issuer Ltd., Series 2019-CRE2-B (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.86%	^	05/15/2036	1,955,112
8,851,638	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.77%	#^I/O	03/10/2049	433,212
80,676,435	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.99%	#^I/O	03/10/2050	2,522,195
2,512,000	Marathon CRE, Series 2018-FL1-C (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.75%	^	06/15/2028	2,452,468
15,958,000	MBRT, Series 2019-MBR-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.71%	^	11/15/2036	14,921,895
11,933,000	MFT Trust, Series 2020-ABC-D	3.48%	#^	02/10/2042	11,277,230
3,575,000	MKT Mortgage Trust, Series 2020-525M-F	2.94%	#^	02/12/2040	3,299,858
10,600,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.16%	#^	10/15/2030	8,502,308
3,465,554	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.59%	#I/O	10/15/2046	46,192
14,786,261	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.33%	#I/O	02/15/2046	324,551
4,237,001	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14-XA	1.00%	#I/O	02/15/2047	104,535
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.52%	#	10/15/2047	517,190
120,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.46%	#	02/15/2048	126,134
18,557,518	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.20%	# I/O	01/15/2049	835,710
2,330,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.36%	^	11/15/2034	2,085,522
8,494,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.31%	^	11/15/2034	7,464,731
1,683,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.51%	^	11/15/2034	1,399,898
2,935,000	Morgan Stanley Capital Trust, Series 2018-SUN-D (1 Month LIBOR USD + 1.65%, 1.65% Floor)	1.81%	^	07/15/2035	2,834,702
4,380,000	Morgan Stanley Capital Trust, Series 2018-SUN-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.71%	^	07/15/2035	4,149,871
2,935,000	Morgan Stanley Capital Trust, Series 2018-SUN-G (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.21%	^	07/15/2035	2,737,165
711,000	Morgan Stanley Capital Trust, Series 2019-NUGS-F (1 Month LIBOR USD + 2.84%, 4.34% Floor)	4.34%	^	12/15/2036	640,510
13,327,000	Morgan Stanley Capital Trust, Series 2019-PLND-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.31%	^	05/15/2036	11,493,174
1,331,000	Morgan Stanley Capital Trust, Series 2019-PLND-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.96%	^	05/15/2036	1,075,834
5,166,962	Motel 6 Trust, Series 2017-MTL6-D (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.31%	^	08/15/2034	5,126,058
5,336,278	Motel 6 Trust, Series 2017-MTL6-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.41%	^	08/15/2034	5,258,372
9,940,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.34%	^	06/15/2035	8,894,321
8,191,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ1	3.50%	# ^	01/15/2037	8,162,504
4,742,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ2	3.50%	# ^	01/15/2037	4,591,793
4,426,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ3	3.50%	# ^	01/15/2037	4,144,378
4,665,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-MSK1	3.25%	# ^	12/15/2036	4,587,624
4,414,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-MSK2	3.25%	# ^	12/15/2036	4,202,525
2,623,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-MSK3	3.25%	# ^	12/15/2036	2,384,774
12,315,000	New York Mortgage Trust, Series 2019-NYT-D (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.16%	^	12/15/2035	12,167,649
11,000,000	NLY Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.06%	^	02/15/2036	10,874,853
12,692,899	One Market Plaza Trust, Series 2017-1MKT-E	4.14%	^	02/10/2032	12,935,260
139,919	Rosslyn Portfolio Trust, Series 2017-ROSS-B (1 Month LIBOR USD + 1.25%, 2.24% Floor)	2.24%	^	06/15/2033	140,427
33,499,805	SLIDE, Series 2018-FUN-XCP	0.98%	# ^ I/O	12/15/2020	335
459,000	STWD Ltd., Series 2019-FL1-C (1 Month LIBOR USD + 1.95%, 1.95% Floor)	2.11%	^	07/15/2038	454,889
14,307,000	STWD Ltd., Series 2019-FL1-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.51%	^	07/15/2038	14,036,297
8,426,455	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.18%, 3.10% Floor)	3.33%	^	11/11/2034	7,819,903
2,034,000	UBS Commercial Mortgage Trust, Series 2017-C1-XB	0.89%	# I/O	06/15/2050	112,702
1,500,000	UBS Commercial Mortgage Trust, Series 2017-C4-C	4.45%	#	10/15/2050	1,421,231
84,524,641	UBS Commercial Mortgage Trust, Series 2018-C13-XA	0.74%	# I/O	10/15/2051	3,945,390
6,009,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.70%	#	02/15/2051	6,067,749
1,067,000	UBS Commercial Mortgage Trust, Series 2018-C9-C	4.88%	#	03/15/2051	1,126,930
187,000	UBS Commercial Mortgage Trust, Series 2018-NYCH-G (1 Month LIBOR USD + 4.84%, 4.84% Floor)	5.00%	^	02/15/2032	160,770
6,127,877	VMC Finance LLC, Series 2019-FL3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.80%	^	09/15/2036	5,714,649
572,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/15/2050	297,868
540,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	581,721
11,523,962	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	0.89%	# I/O	02/15/2048	338,687
52,372,720	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	0.89%	# I/O	09/15/2058	1,835,318
25,810,324	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.66%	# I/O	07/15/2058	659,926
954,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.73%	#	01/15/2059	1,020,237
4,381,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-D	3.12%	^	03/15/2059	3,947,563
11,900,805	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.62%	# I/O	03/15/2059	801,582
28,343,382	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.61%	# I/O	11/15/2049	1,642,065
74,245,132	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.04%	# I/O	07/15/2050	3,814,247
4,020,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48-C	5.12%	#	01/15/2052	4,495,199
71,583,281	Wells Fargo Commercial Mortgage Trust, Series 2020-C57-XA	2.10%	# I/O	08/15/2053	11,003,095
3,161,431	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.02%	# I/O	03/15/2047	73,351
7,671,737	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.03%	# I/O	08/15/2047	222,421

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $977,656,674)					906,492,184

Non-Agency Residential Collateralized Mortgage Obligations - 11.7%
5,525,603	Ajax Mortgage Loan Trust, Series 2018-C-A	4.36%	# ^	09/25/2065	5,614,665
17,703,554	Ajax Mortgage Loan Trust, Series 2019-C-A	3.95%	# ^	10/25/2058	17,778,291
6,193,683	Alternative Loan Trust, Series 2005-49CB-A6	5.50%		11/25/2035	5,620,636
9,551,580	Alternative Loan Trust, Series 2005-62-1A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor)	0.75%		12/25/2035	8,188,499
7,436,802	Alternative Loan Trust, Series 2006-36T2-1A3	5.75%		12/25/2036	4,648,779
8,913,171	Alternative Loan Trust, Series 2007-12T1-A5	6.00%		06/25/2037	6,474,042
5,750,188	Alternative Loan Trust, Series 2007-8CB-A1	5.50%		05/25/2037	4,669,107
2,572,288	American Home Mortgage Investment Trust, Series 2004-2-M1 (1 Month LIBOR USD + 0.90%, 0.06% Floor, 11.00% Cap)	1.05%		02/25/2044	2,476,431
1,438,122	Angel Oak Mortgage Trust LLC, Series 2020-6-A3	1.78%	# ^	05/25/2065	1,445,154
8,445,408	Angel Oak Mortgage Trust, Series 2020-2-A1A	2.53%	# ^	01/26/2065	8,690,663
9,961,026	Angel Oak Mortgage Trust, Series 2020-4-A1	1.47%	# ^	06/25/2065	10,023,269
3,132,209	Arroyo Mortgage Trust, Series 2019-1-A1	3.81%	# ^	01/25/2049	3,233,041
1,954,780	Arroyo Mortgage Trust, Series 2019-2-A2	3.50%	# ^	04/25/2049	2,026,845
13,447,845	Arroyo Mortgage Trust, Series 2019-3-A3	3.42%	# ^	10/25/2048	13,790,445
1,870,386	Banc of America Funding Corporation, Series 2006-7-T2A1	5.88%	#	10/25/2036	1,840,889
3,026,716	Banc of America Funding Corporation, Series 2015-R2-9A2	0.42%	^	03/27/2036	2,891,668
1,770,489	Banc of America Mortgage Securities Trust, Series 2005-I-2A5	2.93%	#	10/25/2035	1,776,927
4,805,453	Banc of America Mortgage Securities Trust, Series 2007-3-1A1	6.00%		09/25/2037	4,831,214
11,918,666	Bayview Opportunity Master Fund Trust, Series 2019-SBR2-A1	3.43%	^§	06/28/2034	12,151,008
3,155,173	Bayview Opportunity Master Fund Trust, Series 2020-RN1-A1	3.23%	^§	02/28/2035	3,145,872
1,889,856	BCAP LLC Trust, Series 2012-RR1-3A4	5.50%	# ^	10/26/2035	1,689,531
1,064,157	Bellemeade Ltd., Series 2018-3A-M1B (1 Month LIBOR USD + 1.85%, 1.85% Floor)	2.00%	^	10/25/2028	1,062,791
2,469,091	BRAVO Residential Funding Trust, Series 2019-NQM1-A2	2.89%	# ^	07/25/2059	2,531,406
25,261,199	Citigroup Mortgage Loan Trust, Series 2018-A-A1	4.00%	# ^	01/25/2068	25,407,320
4,342,179	Citigroup Mortgage Loan Trust, Series 2019-B-A1	3.26%	# ^	04/25/2066	4,441,546
9,133,979	Citigroup Mortgage Loan Trust, Series 2019-C-A1	3.23%	^§	09/25/2059	9,219,268
30,571,791	Citigroup Mortgage Loan Trust, Series 2019-E-A1	3.23%	^§	11/25/2070	30,765,738
13,118,578	Citigroup Mortgage Loan Trust, Series 2020-EXP1-A1A	1.80%	# ^	05/25/2060	13,220,942
1,004,418	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	996,929
1,090,481	COLT Mortgage Loan Trust, Series 2020-3-A3	2.38%	# ^	04/27/2065	1,095,280
466,517	Countrywide Alternative Loan Trust, Series 2005-23CB-A15	5.50%		07/25/2035	453,741
1,675,077	Countrywide Alternative Loan Trust, Series 2005-28CB-1A6	5.50%		08/25/2035	1,660,698
1,813,314	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	1,376,167
398,197	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	337,685
1,156,066	Countrywide Home Loans, Series 2005-10-A2	5.50%		05/25/2035	1,123,900
708,345	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	582,735
2,452	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-8-6A1	4.50%		12/25/2019	2,218
2,023,051	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-2A1	6.00%		12/25/2035	1,862,159
68,816	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-8A5	6.00%		12/25/2035	68,044
751,481	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	614,133
1,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	2.51%	# ^	07/27/2036	962,473
209,362	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	3.22%	# ^	11/27/2037	211,106
19,857,970	Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4-A1	3.49%	^	08/26/2058	19,943,784
23,670,890	Credit Suisse Mortgage Capital Certificates, Series 2020-BPL1-A1	3.39%	^§	02/25/2024	23,701,019
10,694,043	CSMC Trust, Series 2018-RPL8-A1	4.13%	# ^	07/25/2058	10,739,889
2,849,133	CSMC Trust, Series 2019-JR1-A1	4.10%	# ^	09/27/2066	2,894,396
59,993,153	CSMC Trust, Series 2019-RP10-A1	3.09%	# ^	12/26/2059	60,305,741
17,146,883	CSMC Trust, Series 2019-RPL2-A1	3.86%	# ^	11/25/2058	17,647,887
23,089,450	CSMC Trust, Series 2019-RPL9-A1	3.04%	# ^	10/27/2059	23,351,873
11,635,562	CSMC Trust, Series 2020-BPL2-A1	3.45%	^	03/25/2026	11,647,498
9,986,000	CSMC Trust, Series 2020-RPL2-A12	3.50%	^	02/25/2060	10,030,911
7,787,467	CSMC Trust, Series 2020-RPL3-A1	2.69%	# ^	03/25/2060	7,807,358
17,410,644	CSMC Trust, Series 2020-SPT1-A1	1.70%	^§	04/25/2065	17,520,242
513,512	Deephaven Residential Mortgage Trust, Series 2017-1A-A1	2.73%	# ^	12/26/2046	514,346
531,154	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.49%	# ^	07/27/2037	496,903
619,729	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	598,550
2,466,483	GCAT LLC, Series 2020-2-A1	3.72%	^§	06/25/2025	2,476,433
13,102,693	GCAT LLC, Series 2020-3-A1	2.98%	^§	09/25/2025	13,259,357
25,900,000	GCAT LLC, Series 2020-4-A1	2.61%	^§	12/25/2025	25,943,175
13,972,964	GCAT LLC, Series 2020-NQM2-A1	1.56%	^§	04/25/2065	14,080,408
4,535,469	GS Mortgage-Backed Securities Trust, Series 2019-SL1-A1	2.63%	# ^	01/25/2059	4,613,313
452,704	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	321,799
1,055,450	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap)	0.42%		02/25/2037	962,827
1,243,375	IndyMac Mortgage Loan Trust, Series 2006-AR5-2A1	3.47%	#	05/25/2036	1,240,944
6,868,307	JP Morgan Alternative Loan Trust, Series 2007-S1-A2 (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.50% Cap)	0.49%		04/25/2047	6,636,855
13,840,801	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC2-A5 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.40%		07/25/2036	8,499,878
12,393,698	Legacy Mortgage Asset Trust 2019-GS4, Series 2019-GS4-A1	3.44%	^§	05/25/2059	12,470,477
18,365,661	Legacy Mortgage Asset Trust, Series 2019-GS3-A1	3.75%	^§	04/25/2059	18,565,630
1,121,957	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20%	^§	05/25/2059	1,134,442
4,925,282	Legacy Mortgage Asset Trust, Series 2019-GS6-A1	3.00%	^§	06/25/2059	4,954,974
2,745,023	Legacy Mortgage Asset Trust, Series 2019-SL1-A	4.00%	# ^	12/28/2054	2,774,471
24,107,131	Legacy Mortgage Asset Trust, Series 2020-GS3-A1	3.25%	^§	05/25/2060	24,455,773
9,278,704	Legacy Mortgage Asset Trust, Series 2020-GS4-A1	3.25%	^§	02/25/2060	9,460,160
6,698,197	Legacy Mortgage Asset Trust, Series 2020-SL1-A	2.73%	^§	01/25/2060	6,715,990
243,017	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	197,592
10,903,184	Long Beach Mortgage Loan Trust, Series 2006-2-2A3 (1 Month LIBOR USD + 0.38%, 0.38% Floor)	0.53%		03/25/2046	5,163,413
106,492	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.71%	#	04/25/2036	83,475
411,102	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	252,294
1,429,455	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	926,985
40,195,823	Merrill Lynch Mortgage Investors Trust, Series 2006-RM2-A1A (1 Month LIBOR USD + 0.37%, 0.37% Floor)	0.52%		05/25/2037	16,647,803
276,268	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.56%	#	02/25/2036	211,834
963,096	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1-A1	2.69%	# ^	10/25/2060	970,650
14,340,093	New Residential Mortgage Loan Trust, Series 2020-NPL1-A1	4.34%	^§	07/25/2060	14,538,157
19,445,211	New Residential Mortgage Loan Trust, Series 2020-RPL2-A1	3.58%	# ^	08/25/2025	19,520,001
26,477,614	NYMT Loan Trust, Series 2020-SP2-A1	2.94%	# ^	10/25/2060	26,665,526
1,405,897	OBX Trust, Series 2020-EXP2-A3	2.50%	# ^	05/25/2060	1,436,913
9,964,070	Pretium Mortgage Credit Partners LLC, Series 2020-NPL1-A1	2.86%	^§	05/27/2059	10,018,302
8,218,039	Pretium Mortgage Credit Partners LLC, Series 2020-NPL2-A1	3.72%	^§	02/27/2060	8,286,805
15,376,082	Pretium Mortgage Credit Partners LLC, Series 2020-NPL3-A1	3.10%	^§	06/27/2060	15,432,812
18,047,431	PRPM LLC, Series 2019-3A-A1	3.35%	^§	07/25/2024	18,112,328
15,514,393	PRPM LLC, Series 2019-4A-A1	3.35%	^§	11/25/2024	15,594,633
5,057,458	PRPM LLC, Series 2019-GS1-A1	3.50%	# ^	10/25/2024	5,127,105
11,694,675	PRPM LLC, Series 2020-1A-A1	2.98%	^§	02/25/2025	11,738,361
9,457,690	PRPM LLC, Series 2020-3-A1	2.86%	^§	09/25/2025	9,548,959
1,837,421	Radnor Ltd., Series 2019-2-M1A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.35%	^	06/25/2029	1,836,678
2,139,466	RALI Trust, Series 2007-QS4-3A4	6.00%		03/25/2037	2,069,206
2,664,159	RALI Trust, Series 2007-QS4-3A9	6.00%		03/25/2037	2,576,438
1,775,056	RALI Trust, Series 2007-QS8-A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.75%		06/25/2037	1,239,028
992,321	RBSSP Resecuritization Trust , Series 2009-2-3A2 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	0.65%	^	04/26/2035	867,418
815,734	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	809,662
1,130,609	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	1,063,376
778,804	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	500,480
3,264,563	Soundview Home Loan Trust, Series 2007-OPT3-2A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.33%		08/25/2037	3,145,090
2,670,516	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.23%	#	12/25/2035	2,558,727
40,000,000	Toorak Mortgage Corporation Ltd., Series 2020-1-A1	2.73%	^§	03/25/2023	40,552,088
3,305,749	VCAT LLC, Series 2019-NPL2-A1	3.57%	# ^ §	11/25/2049	3,316,725
11,526,682	VCAT LLC, Series 2020-NPL1-A1	3.67%	^§	08/25/2050	11,679,498
7,633,607	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05%	# ^	10/26/2048	8,033,252
4,573,972	Velocity Commercial Capital Loan Trust, Series 2020-1-M2	2.98%	# ^	02/25/2050	4,638,494
8,254,608	Vericrest Opportunity Loan Trust, Series 2019-NPL2-A1	3.97%	^§	02/25/2049	8,285,569
4,116,411	Vericrest Opportunity Loan Trust, Series 2019-NPL7-A1A	3.18%	^§	10/25/2049	4,126,748
16,865,211	Vericrest Opportunity Loan Trust, Series 2019-NPL8-A1A	3.28%	^§	11/25/2049	16,898,122
22,769,668	Vericrest Opportunity Loan Trust, Series 2020-NPL2-A1A	2.98%	^§	02/25/2050	22,839,763
1,082,695	Verus Securitization Trust, Series 2018-2-A2	3.78%	# ^	06/01/2058	1,089,124
1,256,832	Verus Securitization Trust, Series 2018-2-A3	3.83%	# ^	06/01/2058	1,265,322
9,015,154	Verus Securitization Trust, Series 2020-4-A1	1.50%	^§	05/25/2065	9,094,511
991,746	Verus Securitization Trust, Series 2020-4-A3	2.32%	^§	05/25/2065	1,000,316
1,500,000	Verus Securitization Trust, Series 2020-INV1-A2	3.04%	# ^	03/25/2060	1,547,746
13,642,864	Verus Securitization Trust, Series 2020-NPL1-A1	3.60%	^	08/25/2050	13,764,631
2,331,610	VOLT LLC, Series 2019-NP10-A1A	3.43%	^§	12/27/2049	2,340,886
1,242,362	VOLT LLC, Series 2019-NPL6-A1A	3.23%	^§	10/25/2049	1,245,978
6,993,153	VOLT LLC, Series 2019-NPL9-A1A	3.33%	^§	11/26/2049	7,023,670
14,331,335	VOLT LLC, Series 2020-NPL1-A1A	3.23%	^§	01/25/2050	14,393,043
6,754,223	VOLT LLC, Series 2020-NPL3-A1A	2.98%	^§	02/25/2050	6,773,491
5,577,714	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR4-A5	3.57%	#	04/25/2035	5,641,346
1,899,718	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-8-2CB3 (1 Month LIBOR USD + 0.41%, 0.41% Floor, 5.50% Cap)	0.56%		10/25/2035	1,722,970
114,561	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A5	6.00%		07/25/2036	107,130
4,448,837	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-2A1	3.05%	#	09/25/2036	4,175,913
895,466	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	889,029
4,205,834	Wells Fargo Mortgage Backed Securities Trust, Series 2007-15-A1	6.00%		11/25/2037	4,186,754
15,146,647	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6-A2	3.04%	#	10/25/2037	15,007,961

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $991,143,290)					995,550,689

US Corporate Bonds - 3.5%
7,810,000	AbbVie, Inc.	2.30%		11/21/2022	8,099,725
5,080,000	American Express Company (3 Month LIBOR USD + 0.65%)	0.88%		02/27/2023	5,125,163
5,595,000	American Tower Corporation	2.40%		03/15/2025	5,951,696
270,000	Amgen, Inc.	2.70%		05/01/2022	277,848
3,875,000	Amgen, Inc.	2.65%		05/11/2022	3,995,186
3,705,000	Amgen, Inc.	3.63%		05/15/2022	3,839,541
3,170,000	Amgen, Inc.	1.90%		02/21/2025	3,337,871
3,330,000	Anthem, Inc.	3.30%		01/15/2023	3,524,502
4,530,000	Anthem, Inc.	3.50%		08/15/2024	4,972,072
4,580,000	AT&T, Inc.	4.45%		04/01/2024	5,116,332
10,665,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	1.02%		03/05/2024	10,748,091
5,670,000	BB&T Corporation	2.20%		03/16/2023	5,886,668
5,305,000	Bristol-Myers Squibb Company	2.60%		05/16/2022	5,474,818
1,887,000	Capital One Financial Corporation	3.20%		01/30/2023	1,989,199
2,875,000	Capital One Financial Corporation	3.90%		01/29/2024	3,150,568
10,310,000	Cardinal Health, Inc.	2.62%		06/15/2022	10,616,702
5,100,000	Carrier Global Corporation	1.92%		02/15/2023	5,256,209
5,110,000	Cigna Corporation	3.40%		09/17/2021	5,220,543
4,855,000	Cintas Corporation	2.90%		04/01/2022	4,998,447
5,072,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	1.25%		06/01/2024	5,131,002
1,580,000	Crown Castle International Corporation	1.35%		07/15/2025	1,614,235
1,347,000	CVS Health Corporation	3.70%		03/09/2023	1,442,366
3,060,000	Dollar Tree, Inc.	4.00%		05/15/2025	3,456,082
1,525,000	Dollar Tree, Inc.	3.70%		05/15/2023	1,632,888
590,000	DTE Energy Company	2.25%		11/01/2022	610,801
2,375,000	DTE Energy Company	2.53%		10/01/2024	2,532,842
1,920,000	DTE Energy Company	1.05%		06/01/2025	1,942,801
4,555,000	DuPont de Nemours, Inc.	4.49%		11/15/2025	5,319,609
5,250,000	eBay, Inc.	2.75%		01/30/2023	5,500,183
5,115,000	Entergy Corporation	0.90%		09/15/2025	5,117,999
5,270,000	Exxon Mobil Corporation	1.57%		04/15/2023	5,421,770
374,000	GE Capital International Funding Company Unlimited Company	3.37%		11/15/2025	416,449
1,930,000	General Mills, Inc.	3.20%		04/16/2021	1,944,960
9,585,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	10,667,048
2,525,000	Honeywell International, Inc.	0.48%		08/19/2022	2,529,165
5,250,000	Hyundai Capital America	2.85%	^	11/01/2022	5,443,479
7,020,000	JPMorgan Chase & Company (3 Month LIBOR USD + 0.70%)	3.21%		04/01/2023	7,280,867
655,000	Marsh & McLennan Companies, Inc.	3.88%		03/15/2024	723,083
5,085,000	McDonald’s Corporation	2.63%		01/15/2022	5,208,347
5,225,000	Microchip Technology, Inc.	0.97%	^	02/15/2024	5,241,023
5,175,000	Micron Technology, Inc.	2.50%		04/24/2023	5,396,648
4,130,000	Mondelez International, Inc.	0.63%		07/01/2022	4,149,347
6,255,000	Mondelez International, Inc.	2.13%		04/13/2023	6,499,858
11,038,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	1.15%		07/22/2022	11,085,962
4,645,000	Northrop Grumman Corporation	3.25%		08/01/2023	4,996,614
4,960,000	Northrop Grumman Corporation	2.93%		01/15/2025	5,396,793
3,865,000	Omnicom Capital, Inc.	3.63%		05/01/2022	4,032,320
3,305,000	Oracle Corporation	2.50%		04/01/2025	3,551,387
3,610,000	Pacific Gas and Electric Company	1.75%		06/16/2022	3,620,477
4,970,000	PayPal Holdings, Inc.	2.20%		09/26/2022	5,136,347
165,000	PayPal Holdings, Inc.	1.35%		06/01/2023	169,035
4,845,000	Penske Truck Leasing Company	2.70%	^	11/01/2024	5,192,539
9,875,000	Prudential Financial, Inc.	3.50%		05/15/2024	10,872,879
4,915,000	PSEG Power LLC	3.85%		06/01/2023	5,291,285
5,155,000	Republic Services, Inc.	2.50%		08/15/2024	5,506,810
5,395,000	Royalty Pharma PLC	0.75%	^	09/02/2023	5,423,973
5,015,000	Schlumberger Holdings Corporation	3.75%	^	05/01/2024	5,471,247
5,050,000	Simon Property Group LP	2.00%		09/13/2024	5,279,307
4,924,000	Target Corporation	2.90%		01/15/2022	5,060,760
5,100,000	Union Pacific Corporation	3.20%		06/08/2021	5,163,420
2,500,000	Valero Energy Corporation	1.20%		03/15/2024	2,524,693
5,300,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	1.32%		05/15/2025	5,445,639
4,675,000	Welltower, Inc.	3.63%		03/15/2024	5,096,783

Total US Corporate Bonds (Cost $291,011,383)					297,122,303

US Government and Agency Mortgage Backed Obligations - 6.5%
30,883,047	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.31%	# I/O	03/25/2023	660,332
2,816,985	Federal Home Loan Mortgage Corporation, Pool 2B1122 (12 Month LIBOR USD + 1.65%, 1.65% Floor, 7.14% Cap)	3.59%		02/01/2043	2,920,650
1,011,052	Federal Home Loan Mortgage Corporation, Pool G08626	3.00%		02/01/2045	1,067,101
1,042,906	Federal Home Loan Mortgage Corporation, Pool G08631	3.00%		03/01/2045	1,099,961
16,557,054	Federal Home Loan Mortgage Corporation, Pool RB5085	2.00%		11/01/2040	17,239,071
6,985,045	Federal Home Loan Mortgage Corporation, Pool SB8049	2.50%		06/01/2035	7,288,653
10,480,685	Federal Home Loan Mortgage Corporation, Pool SB8061	2.00%		09/01/2035	10,957,447
43,304,505	Federal Home Loan Mortgage Corporation, Pool SB8067	1.50%		09/01/2035	44,575,913
27,256,093	Federal Home Loan Mortgage Corporation, Pool SB8068	1.50%		10/01/2035	28,058,262
438,058	Federal Home Loan Mortgage Corporation, Series 3417-SM (-1 x 1 Month LIBOR USD + 6.28%, 6.28% Cap)	6.12%	I/F I/O	02/15/2038	97,922
4,562,393	Federal Home Loan Mortgage Corporation, Series 4060-QA	1.50%		09/15/2026	4,599,379
1,239,815	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	1,300,783
1,331,628	Federal Home Loan Mortgage Corporation, Series 4734-A	3.00%		07/15/2042	1,334,378
3,931,497	Federal Home Loan Mortgage Corporation, Series 4738-LA	3.00%		11/15/2043	3,960,196
2,072,526	Federal Home Loan Mortgage Corporation, Series 4771-NA	4.00%		11/15/2042	2,082,350
2,135,050	Federal Home Loan Mortgage Corporation, Series 4773-EA	4.00%		10/15/2042	2,148,231
8,000,000	Federal Home Loan Mortgage Corporation, Series 4794-VB	4.00%		05/15/2038	8,095,544
2,374,451	Federal Home Loan Mortgage Corporation, Series 4824-EA	4.50%		02/15/2045	2,397,487
14,774,313	Federal Home Loan Mortgage Corporation, Series 4941-SW	5.78%	± I/F I/O	12/15/2048	2,282,649
2,476,082	Federal National Mortgage Association Pass-Thru, Pool AL2987 (12 Month LIBOR USD + 1.63%, 1.63% Floor, 7.33% Cap)	2.24%		11/01/2042	2,574,043
4,961,038	Federal National Mortgage Association Pass-Thru, Pool AP7870 (12 Month LIBOR USD + 1.70%, 1.70% Floor, 7.49% Cap)	2.44%		07/01/2042	5,172,502
1,457,380	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	1,534,788
341,233	Federal National Mortgage Association Pass-Thru, Pool MA1200	3.00%		10/01/2032	358,739
2,123,408	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	2,199,352
1,638,178	Federal National Mortgage Association, Pool BM3520 (12 Month LIBOR USD + 1.56%, 1.56% Floor, 7.00% Cap)	2.68%		05/01/2045	1,696,959
9,305,796	Federal National Mortgage Association, Pool BM4513 (12 Month LIBOR USD + 1.67%, 1.67% Floor, 7.72% Cap)	2.68%		05/01/2044	9,668,583
43,249,697	Federal National Mortgage Association, Pool MA4042	2.00%		06/01/2035	45,218,611
43,151,493	Federal National Mortgage Association, Pool MA4095	2.00%		08/01/2035	45,116,939
82,099,174	Federal National Mortgage Association, Pool MA4122	1.50%		09/01/2035	84,511,216
21,649,391	Federal National Mortgage Association, Pool MA4159	2.50%		10/01/2050	22,844,905
19,838,312	Federal National Mortgage Association, Pool MA4176	2.00%		11/01/2040	20,612,767
26,707,101	Federal National Mortgage Association, Pool QN2877	2.00%		07/01/2035	27,922,633
25,543,635	Federal National Mortgage Association, Pool SB8066	1.50%		08/01/2035	26,293,408
1,834,117	Federal National Mortgage Association, Series 2012-32-DA	2.00%		11/25/2026	1,872,657
2,516,366	Federal National Mortgage Association, Series 2013-28-ZJ	3.00%		04/25/2043	2,512,652
2,275,254	Federal National Mortgage Association, Series 2013-40-KP	3.50%		04/25/2042	2,341,818
1,306,601	Federal National Mortgage Association, Series 2015-59-A	3.00%		06/25/2041	1,314,610
1,988,667	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	2,135,463
4,049,577	Federal National Mortgage Association, Series 2016-72-PA	3.00%		07/25/2046	4,165,197
2,659,029	Federal National Mortgage Association, Series 2017-13-ML	3.00%		08/25/2041	2,679,085
1,292,558	Federal National Mortgage Association, Series 2017-2-HA	3.00%		09/25/2041	1,297,168
972,897	Federal National Mortgage Association, Series 2017-4-CH	3.00%		06/25/2042	977,517
12,540,004	Federal National Mortgage Association, Series 2019-25-SB (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.90%	I/F I/O	06/25/2049	2,245,394
9,183,826	Federal National Mortgage Association, Series 2020-39-MH	3.00%		06/25/2040	9,694,432
30,713,720	Federal National Mortgage Association, Series 2020-45-JL	3.00%		07/25/2040	32,475,066
12,067,832	Federal National Mortgage Association, Series 2020-59-MK	3.00%		08/25/2040	12,757,456
23,343,611	Federal National Mortgage Association, Series 2020-M49-1A1	1.26%	#	11/25/2030	24,031,515
8,670,025	Government National Mortgage Association, Series 2016-136-UD	3.00%		04/20/2045	8,791,426
1,225,027	Government National Mortgage Association, Series 2017-4-NC	3.00%		10/20/2045	1,243,998
9,702,410	Government National Mortgage Association, Series 2019-56-SE (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.95%	I/F I/O	05/20/2049	1,647,919

Total US Government and Agency Mortgage Backed Obligations (Cost $546,108,783)					550,075,127

US Government and Agency Obligations - 16.0%
271,800,000	United States Treasury Notes	2.63%		05/15/2021	274,294,379
339,200,000	United States Treasury Notes	1.50%	‡	09/30/2021	342,723,192
135,000,000	United States Treasury Notes	1.38%	‡	01/31/2022	136,840,429
192,700,000	United States Treasury Notes	0.13%		05/15/2023	192,654,835
320,550,000	United States Treasury Notes	2.25%		12/31/2023	340,559,334
69,600,000	United States Treasury Notes	0.38%	‡	07/31/2027	68,667,469

Total US Government and Agency Obligations (Cost $1,341,202,852)					1,355,739,638

Affiliated Mutual Funds - 2.4%
19,895,522	DoubleLine Ultra Short Bond Fund (Class I)				199,949,999

Total Affiliated Mutual Funds (Cost $199,501,692)					199,949,999

Common Stocks - 0.0%
58,790	Foresight Equity* Þ				1,029,415
39,482	McDermott International Ltd.*				31,980

Total Common Stocks (Cost $989,313)					1,061,395

Warrants - 0.0%
29,232	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00* Þ				—

Total Warrants (Cost $–)					—

Repurchase Agreements - 0.4%
30,000,000	CSFM 001 (1 Month LIBOR USD + 3.00%) [Collateralized by $30,000,000 Residential Mortgage Backed Obligation, (Market Value $143,932,030)]	3.50%		05/05/2021	30,225,000

Total Repurchase Agreements (Cost $30,003,578)					30,225,000

Short Term Investments - 5.7%
159,858,115	First American Government Obligations Fund - Class U	0.04%	◆		159,858,115
159,858,115	JP Morgan US Government Money Market Fund - Institutional Share Class	0.03%	◆		159,858,115
159,858,115	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03%	◆		159,858,115

Total Short Term Investments (Cost $479,574,345)					479,574,345

Total Investments - 85.5% (Cost $7,275,821,471)					7,244,395,148
Other Assets in Excess of Liabilities - 14.5%					1,230,999,653

NET ASSETS - 100.0%					$8,475,394,801

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2020.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2020.

Þ	Value determined using significant unobservable inputs.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

†	Perpetual Maturity

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

I/O	Interest only security

P/O	Principal only security

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2020.

*	Non-income producing security

◆	Seven-day yield as of December 31, 2020

BRL	Brazilian Real

&	Unfunded or partially unfunded loan commitment. At December 31, 2020, the value of these securities amounted to $167,285 or 0.0% of net assets.

‡	All or a portion of this security has been pledged as collateral.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	16.0%
Non-Agency Residential Collateralized Mortgage Obligations	11.7%
Collateralized Loan Obligations	11.1%
Non-Agency Commercial Mortgage Backed Obligations	10.7%
Foreign Corporate Bonds	7.2%
US Government and Agency Mortgage Backed Obligations	6.5%
Asset Backed Obligations	5.8%
Short Term Investments	5.7%
Bank Loans	3.6%
US Corporate Bonds	3.5%
Affiliated Mutual Funds	2.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.9%
Repurchase Agreements	0.4%
Common Stocks	0.0%	~
Warrants	0.0%	~
Other Assets and Liabilities	14.5%

	100.0%

~	Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	16.0%
Non-Agency Residential Collateralized Mortgage Obligations	11.7%
Collateralized Loan Obligations	11.1%
Non-Agency Commercial Mortgage Backed Obligations	10.7%
US Government and Agency Mortgage Backed Obligations	6.5%
Asset Backed Obligations	5.8%
Short Term Investments	5.7%
Banking	4.2%
Affiliated Mutual Funds	2.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.9%
Energy	0.9%
Utilities	0.9%
Pharmaceuticals	0.8%
Healthcare	0.7%
Electronics/Electric	0.7%
Telecommunications	0.7%
Technology	0.5%
Transportation	0.5%
Food Products	0.4%
Business Equipment and Services	0.4%
Media	0.3%
Finance	0.3%
Automotive	0.3%
Insurance	0.3%
Retailers (other than Food/Drug)	0.3%
Building and Development (including Steel/Metals)	0.3%
Chemicals/Plastics	0.3%
Food Service	0.2%
Aerospace & Defense	0.2%
Industrial Equipment	0.2%
Hotels/Motels/Inns and Casinos	0.2%
Real Estate	0.1%
Beverage and Tobacco	0.1%
Leisure	0.1%
Diversified Manufacturing	0.1%
Chemical Products	0.1%
Pulp & Paper	0.1%
Environmental Control	0.1%
Commercial Services	0.1%
Consumer Products	0.1%
Containers and Glass Products	0.1%
Financial Intermediaries	0.1%
Food/Drug Retailers	0.0%	~
Mining	0.0%	~
Cosmetics/Toiletries	0.0%	~
Construction	0.0%	~
Other Assets and Liabilities	14.5%

	100.0%

~	Represents less than 0.05% of net assets

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation) / Value
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	04/29/2021	100,000,000	$41,881,840
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	05/25/2021	100,000,000	38,295,830
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	04/14/2021	100,000,000	35,030,912
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	06/02/2021	100,000,000	35,018,469
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	05/13/2021	95,000,000	34,976,635
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	05/19/2021	80,000,000	31,347,426
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	04/07/2021	100,000,000	30,107,321
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	07/01/2021	100,000,000	28,548,337
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	05/11/2021	75,000,000	28,463,380
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	03/16/2021	100,000,000	28,166,205
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	04/01/2021	100,000,000	28,149,328
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	06/17/2021	100,000,000	27,899,930
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	06/09/2021	100,000,000	26,758,246
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	07/22/2021	100,000,000	25,058,616
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	07/29/2021	100,000,000	25,010,380
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	03/23/2021	100,000,000	23,636,991
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	07/20/2021	100,000,000	23,605,526
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	07/14/2021	100,000,000	23,480,854
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	01/12/2021	100,000,000	23,247,547
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	01/05/2021	100,000,000	23,231,976
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	07/13/2021	100,000,000	23,079,997
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	03/10/2021	100,000,000	22,532,931
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	03/09/2021	100,000,000	22,524,466
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	03/02/2021	100,000,000	22,230,192
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	03/24/2021	100,000,000	22,214,087
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	03/25/2021	100,000,000	22,205,813
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/19/2021	100,000,000	21,513,165
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	04/08/2021	75,000,000	21,398,315
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	02/09/2021	100,000,000	21,276,084
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	07/07/2021	100,000,000	20,290,392
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	07/15/2021	80,000,000	18,735,465
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	08/10/2021	100,000,000	18,405,551
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	07/27/2021	100,000,000	18,106,093
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	07/28/2021	100,000,000	17,549,612
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	08/11/2021	100,000,000	17,157,226
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	08/12/2021	100,000,000	16,059,439
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	09/28/2021	100,000,000	14,770,061
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	09/02/2021	100,000,000	14,383,132
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	08/19/2021	100,000,000	14,283,979
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	09/14/2021	100,000,000	13,765,510
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	10/12/2021	100,000,000	13,496,583
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	03/17/2021	50,000,000	13,494,222
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	06/23/2021	70,000,000	13,173,688
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	11/16/2021	100,000,000	12,219,335
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	10/13/2021	100,000,000	12,137,126
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	09/15/2021	100,000,000	11,981,765
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	11/02/2021	100,000,000	11,948,752
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	10/07/2021	80,000,000	11,655,090
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	11/10/2021	100,000,000	11,603,933
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	10/20/2021	100,000,000	11,252,494
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	09/21/2021	100,000,000	11,246,652
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	09/29/2021	100,000,000	10,768,099
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	09/01/2021	100,000,000	10,548,437
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	10/19/2021	100,000,000	10,440,975
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	11/11/2021	100,000,000	9,662,293
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	03/31/2021	35,000,000	9,432,980
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	09/07/2021	100,000,000	9,240,546
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	02/04/2021	94,000,000	7,505,464
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	11/18/2021	100,000,000	6,807,834
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	11/23/2021	100,000,000	5,622,644
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	12/01/2021	100,000,000	5,596,677
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	08/26/2021	35,000,000	5,160,685
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	12/15/2021	100,000,000	4,437,858
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	12/02/2021	100,000,000	4,079,709
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	12/09/2021	100,000,000	3,821,449
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/14/2021	100,000,000	3,358,609
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	11/17/2021	50,000,000	3,253,880
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	11/30/2021	100,000,000	3,169,123
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	12/28/2021	100,000,000	2,463,034
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	12/07/2021	100,000,000	2,198,210
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	12/29/2021	100,000,000	1,978,685
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	12/16/2021	100,000,000	1,898,980
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/23/2021	100,000,000	1,581,870
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	12/22/2021	100,000,000	1,499,169
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/21/2021	100,000,000	1,260,865
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/30/2021	100,000,000	1,031,048
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/27/2021	50,000,000	989,206

							$1,226,415,228

¤

Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of December 31, 2020, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

A summary of the DoubleLine Shiller Enhanced CAPE®’s investments in affiliated mutual funds for the period ended December 31, 2020 is as follows:

Fund	Value at March 31, 2020	Gross Purchases	Gross Sales	Shares Held at December 31, 2020	Value at December 31, 2020	Change in Unrealized for the Period Ended December 31, 2020	Dividend Income Earned in the Period Ended December 31, 2020	Net Realized Gain (Loss) in the Period Ended December 31, 2020
DoubleLine Ultra Short Bond Fund (Class I)	$195,175,073	$-	$-	19,895,522	$199,949,999	$4,774,926	$778,001	$-

	$195,175,073	$-	$-	19,895,522	$199,949,999	$4,774,926	$778,001	$-

Notes to Schedule of Investments December 31, 2020 (Unaudited)

1.   Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate semi-annual report. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—

2.   Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2020:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$2,216,597,323	$526,283,484	$27,388,194	$4,935,513	$234,862,030	$10,852,340

Affiliated Mutual Funds	6,949,998	1,191,344,598	—	7,390,254	49,850,000	—

Exchange Traded Funds and Common Stocks	—	2,261,105	589,524	567,948	230,468	26,130

Total Level 1	2,223,547,321	1,719,889,187	27,977,718	12,893,715	284,942,498	10,878,470

Level 2

US Government and Agency Mortgage Backed Obligations	26,559,193,023	2,294,386,058	—	5,906,205	584,072,299	—

Non-Agency Residential Collateralized Mortgage Obligations	13,358,221,396	1,167,062,542	—	4,666,662	1,127,692,637	—

Non-Agency Commercial Mortgage Backed Obligations	4,501,551,832	926,554,504	—	—	1,030,915,556	—

Asset Backed Obligations	2,199,228,013	307,577,646	—	—	545,852,075	—

US Government and Agency Obligations	1,995,233,779	2,092,436,634	—	—	511,849,973	—

Collateralized Loan Obligations	1,531,233,026	340,370,490	—	—	980,625,025	—

Repurchase Agreements	272,025,000	—	—	—	—	—

Bank Loans	38,000,000	430,123,212	—	—	164,919,465	159,301,930

US Corporate Bonds	—	1,670,464,854	—	—	286,648,628	15,165,749

Foreign Corporate Bonds	—	992,143,048	646,551,876	—	887,607,319	722,050

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	125,162,429	136,906,854	—	121,550,888	—

Other Short Term Investments	—	29,744,716	—	3,198,716	—	—

Municipal Bonds	—	11,534,282	—	—	—	—

Total Level 2	50,454,686,069	10,387,560,415	783,458,730	13,771,583	6,241,733,865	175,189,729

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	338,176,540	37,246,855	—	868,562	—	—

Collateralized Loan Obligations	367,810	—	—	103,881	—	—

Common Stocks	—	1,354,387	—	—	—	1,010,703

Bank Loans	—	623,174	—	—	—	484,103

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	338,544,350	39,275,418	82,503	972,443	—	1,494,806

Total	$53,016,777,740	$12,146,725,020	$811,518,951	$27,637,741	$6,526,676,363	$187,563,005

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$167,702	$—	$—

Total Level 1	—	—	—	167,702	—	—

Level 2

Excess Return Swaps	—	—	—	1,112,840	—	—

Total Level 2	—	—	—	1,112,840	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$1,280,542	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$479,574,345	$13,652,883	$25,344,060	$5,047,587	$4,720,329	$29,477,862

Affiliated Mutual Funds	199,949,999	49,704,525	—	—	—	—

Common Stocks	31,980	438,813	54,821	—	—	—

Total Level 1	679,556,324	63,796,221	25,398,881	5,047,587	4,720,329	29,477,862

Level 2

US Government and Agency Obligations	1,355,739,638	—	—	15,807,902	—	240,658,417

Non-Agency Residential Collateralized Mortgage Obligations	995,550,689	232,091,221	—	—	—	—

Collateralized Loan Obligations	942,473,923	226,630,666	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	899,885,506	159,679,040	—	—	—	—

Foreign Corporate Bonds	610,528,443	123,245,133	187,521,106	—	—	—

US Government and Agency Mortgage Backed Obligations	550,075,127	33,988,341	—	66,976,954	—	—

Asset Backed Obligations	494,540,454	65,467,335	—	—	—	—

Bank Loans	307,789,613	68,657,804	—	—	—	—

US Corporate Bonds	297,122,303	90,064,010	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	72,777,471	17,797,394	51,670,031	—	—	575,873,045

Repurchase Agreements	30,225,000	—	—	—	—	—

Other Short Term Investments	—	—	—	—	125,956,477	1,209,634

Total Level 2	6,556,708,167	1,017,620,944	239,191,137	82,784,856	125,956,477	817,741,096

Level 3

Non-Agency Commercial Mortgage Backed Obligations	6,606,678	1,253,323	—	—	—	—

Common Stocks	1,029,415	297,527	—	—	—	—

Bank Loans	493,066	136,617	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	22,126,717	—	—	—	—

Asset Backed Obligations	—	11,514,169	—	—	—	—

Collateralized Loan Obligations	—	1,208,465	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	8,130,657	36,538,318	4,494	—	—	—

Total	$7,244,395,148	$1,117,955,483	$264,594,512	$87,832,443	$130,676,806	$847,218,958

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$(467,788)	$—	$—

Total Level 1	—	—	—	(467,788)	—	—

Level 2

Excess Return Swaps	1,226,415,228	—	—	—	7,861,164	—

Forward Currency Exchange Contracts	—	—	—	—	—	—

Total Level 2	1,226,415,228	—	—	—	7,861,164	—

Level 3	—	—	—	—	—	—

Total	$1,226,415,228	$—	$—	$(467,788)	$7,861,164	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$26,661,510	$445,251	$3,993,701	$3,930,378	$123,357	$7,902,013

Affiliated Mutual Funds	—	—	1,842,000	—	—	—

Total Level 1	26,661,510	445,251	5,835,701	3,930,378	123,357	7,902,013

Level 2

US Corporate Bonds	270,336,752	90,195,450	2,346,779	7,312,889	—	—

Asset Backed Obligations	225,655,901	—	929,589	6,896,450	—	3,288,599

Foreign Corporate Bonds	69,948,706	59,185,574	2,166,756	7,818,351	894,056	—

Bank Loans	6,000,000	—	—	5,531,867	—	—

Commercial Paper	—	73,310,036	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	9,000,373	2,719,410	8,165,737	—	7,934,360

Non-Agency Residential Collateralized Mortgage Obligations	—	—	5,609,643	21,765,707	—	23,194,936

Non-Agency Commercial Mortgage Backed Obligations	—	—	5,256,519	15,262,229	—	21,693,116

Collateralized Loan Obligations	—	—	5,235,545	15,923,625	—	12,368,455

US Government and Agency Obligations	—	—	4,332,365	22,429,345	—	4,272,621

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	507,530	1,524,791	8,936,752	—

Total Level 2	571,941,359	231,691,433	29,104,136	112,630,991	9,830,808	72,752,087

Level 3

Foreign Corporate Bonds	2,692,227	—	—	—	—	—

Asset Backed Obligations	—	—	—	—	—	5,007,529

Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	982,061

Total Level 3	2,692,227	—	—	—	—	5,989,590

Total	$601,295,096	$232,136,684	$34,939,837	$116,561,369	$9,954,165	$86,643,690

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Excess Return Swaps	—	—	4,273,153	(148,740)	—	—

Forward Currency Exchange Contracts	—	—	3,261,870	—	—	—

Total Level 2	—	—	7,535,023	(148,740)	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$7,535,023	$(148,740)	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 13/31/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$896,350	$-	$(19,473)	$(8,315)	$-	$-	$-	$-	$868,562	$(19,473)
Collateralized Loan Obligations	72,621	-	31,260	-	-	-	-	-	103,881	31,260

Total	$968,971	$-	$11,787	$(8,315)	$-	$-	$-	$-	$972,443	$11,787

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+		Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$868,562	Market Comparables	Market Quotes	$95.45	($95.45)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$103,881	Market Comparables	Market Quotes	$10.39	($10.39)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases[1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$20,518,003	$(24,780)	$1,548,983	$30,429	$54,723	$(641)	$-	$-	$22,126,717	$1,553,271
Asset Backed Obligations	-	-	(605,156)	-	3,565,000	-	8,554,325	-	11,514,169	-
Non-Agency Commercial Mortgage Backed Obgligations	444,116	(889,765)	676,374	-	-	(230,725)	1,253,323	-	1,253,323	-
Collateralized Loan Obligations	180,404	-	(140,837)	1,438	11,539	-	1,155,921	-	1,208,465	(137,874)
Common Stocks	-	-	-	-	-	-	297,527	-	297,527	-
Bank Loans	-	265	53,747	1,675	81,594	(664)	-	-	136,617	-
Foreign Corporate Bonds	1,500	-	-	-	-	-	-	-	1,500	-

Total	$21,144,023	$(914,280)	$1,533,111	$33,542	$3,712,856	$(232,030)	$11,261,096	$-	$36,538,318	$1,415,397

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$22,126,717	Market Comparables	Market Quotes	$87.90 - $95.45 ($92.27)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$11,514,169	Market Comparables	Market Quotes	$48.97- $3,217.22 ($870.78)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obgligations	$1,253,323	Market Comparables	Yields	38.01% (38.01%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Collateralized Loan Obligations	$1,208,465	Market Comparables	Market Quotes	$20.09-$92.47 ($89.33)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$297,527	Market Comparables	Market Quotes	$3.43- $17.51 ($16.57)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$136,617	Market Comparables	Market Quotes	$99.52-$100.00 ($99.98)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Values	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Foreign Corporate Bonds	$9,904,084	$674,626	$28,596	$(905)	$-	$(7,914,174)	$-	$-	$2,692,227	$232,334

Total	$9,904,084	$674,626	$28,596	$(905)	$-	$(7,914,174)	$-	$-	$2,692,227	$232,334

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$2,692,227	Market Comparables	Market Quotes	$113.25 ($113.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Asset Backed Obligations	$-	$-	$-	$-	$-	$-	$5,007,529	$-	$5,007,529	-
Non-Agency Commercial Mortgage Backed Obligations	1,074,676	-	(101,935)	9,320	-	-	-	-	982,061	(101,935)

Total	$1,074,676	$-	$(101,935)	$9,320	$-	$-	$5,007,529	$-	$5,989,590	$(101,935)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+		Impact to valuation from an increase to input
Asset Backed Obligations	$5,007,529	Market Comparables	Market Quotes	$47.79-$4,437.87	($1,065.16)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$982,061	Market Comparables	Yields	16.15	% (16.15%)	Increase in the yields would have resulted in the decrease in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.